UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR


CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-6663

SB Adjustable Rate Income Fund
(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004
 (Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
Smith Barney Fund Management LLC
300 First Stamford Place
Stamford, CT 06902
 (Name and address of agent for service)

Registrant's telephone number, including area code: (800) 451-2010

Date of fiscal year end:  May 31
Date of reporting period: November 30, 2003

ITEM 1.  REPORT TO STOCKHOLDERS.

     The Semi-Annual Report to Stockholders is filed herewith.

                                  SB ADJUSTABLE
                                RATE INCOME FUND

                         SMITH BARNEY CLASSES OF SHARES

             CLASSIC SERIES | SEMI-ANNUAL REPORT | NOVEMBER 30, 2003



                              [LOGO] Smith Barney
                                     Mutual Funds
                 Your Serious Money. Professionally Managed./R/

 Your Serious Money. Professionally Managed./R/ is a registered service mark of
                         Citigroup Global Markets Inc.


             NOT FDIC INSURED . NOT BANK GUARANTEED . MAY LOSE VALUE

Dave Torchia[PHOTO]           Theresa M. Veres[PHOTO]

    DAVID A. TORCHIA            THERESA M. VERES
    PORTFOLIO MANAGER           PORTFOLIO
                                MANAGER


       Classic Series
 [GRAPHIC]




 Semi-Annual Report . November 30, 2003

 SB ADJUSTABLE RATE INCOME FUND

    DAVID A. TORCHIA

    David A. Torchia has more than 19 years of securities business experience. Mr. Torchia holds a BS from the University of Pittsburgh and an MBA in Finance from Lehigh University.

    THERESA M. VERES

    Theresa M. Veres has more than 14 years of securities business experience. Ms. Veres holds a BS in Finance and Marketing from Drexel University.

    FUND OBJECTIVE

    The fund seeks to provide high current income and to limit the degree of fluctuation of its NAV resulting from movements in interest rates. The fund will invest at least 80% of its net assets in adjustable rate securities, which may include U.S. government securities. Also, the fund invests up to 20% of its net assets in short duration corporate and U.S. government fixed rate debt securities.

    FUND FACTS

    MANAGERS' INVESTMENT
    INDUSTRY EXPERIENCE
    ---------------------
    19 Years (David A. Torchia)
    14 Years (Theresa M. Veres)


What's Inside

Letter from the Chairman..............................................  1
Schedule of Investments...............................................  3
Statement of Assets and Liabilities................................... 12
Statement of Operations............................................... 13
Statements of Changes in Net Assets................................... 14
Notes to Financial Statements......................................... 15
Financial Highlights.................................................. 21

                           LETTER FROM THE CHAIRMAN

[PHOTO] R. Jay Gerken

R. Jay Gerken, CFA

Chairman, President and Chief Executive Officer

Dear Shareholder,

Signs suggesting a sharp pick-up in the pace of economic growth and rising long-term Treasury bond yields dealt a blow to the bond market over the summer. During this choppy market environment, the adjustable-rate holdings in your fund experienced significantly less volatility than the broader Treasury bond market.

Performance Review

For the six months ended November 30, 2003, Smith Barney Class A shares of the SB Adjustable Rate Income Fund, excluding sales charges, returned -0.08%. These shares underperformed the fund's unmanaged benchmark, the Citigroup 6-month U.S. Treasury Bill Index,/i/ which returned 0.54% over the period. Their performance also just fell short of the fund's Lipper adjustable-rate mortgage funds category average, which returned 0.07% for the same period./1/ Performance for different classes will vary as a result of different fees and expenses.


                             PERFORMANCE SNAPSHOT
                            AS OF NOVEMBER 30, 2003
                           (excluding sales charges)

                                                                      Six Months
Smith Barney Class A Shares                                             -0.08%
Citigroup 6-month U.S. Treasury Bill Index                               0.54%
Merrill Lynch 1-3 Year Treasury Index                                    0.15%
Lipper Adjustable-Rate Mortgage Funds Category Average                   0.07%

  All figures represent past performance and are not a guarantee of future results. Principal value and investment returns will fluctuate and investors' shares, when redeemed may be worth more or less than their original cost.

  Class A share returns assume the reinvestment of income dividends and capital gains distributions at net asset value and the deduction of all fund expenses. Returns have not been adjusted to include sales charges that may apply when shares are purchased or the deduction of taxes that a shareholder would pay on fund distributions. Excluding sales charges, Smith Barney Class B shares returned -0.32%, Smith Barney Class L shares returned -0.31%, Smith Barney Class Y shares returned 0.08%, Salomon Brothers Class A shares returned -0.08% and Salomon Brothers Class 2 shares returned -0.22% over the six months ended November 30, 2003. Salomon Brothers Class B shares returned 0.19% since its inception on August 7, 2003.

  All index performance reflects no deduction for fees, expenses or taxes. The Citigroup 6-month U.S. Treasury Bill Index consists of one six-month United States Treasury bill whose return is tracked until its maturity. The Merrill Lynch 1-3 Year Treasury Index is a market capitalization-weighted Index including all U.S. Treasury notes and bonds with maturities greater than or equal to one year and less than three years. Please note that an investor cannot invest directly in an index.

  Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the six-month period ended November 30, 2003, calculated among 16 funds in the fund's Lipper category including the reinvestment of dividends and capital gains, if any, and excluding sales charges.

/1/Lipper, Inc. is a major independent mutual-fund tracking organization.
   Returns are based on the six-month period ended November 30, 2003, calculated among 16 funds in the fund's Lipper category including the reinvestment of dividends and capital gains, if any, and excluding sales charges.

          1 SB Adjustable Rate Income Fund  | 2003 Semi-Annual Report

Given the uncertain interest rate environment, investing in fixed-income securities with a professional fund manager may be a more prudent strategy than buying them directly. Fund managers can provide the diversification and thorough credit analysis that is so important in managing risk. Consult your financial adviser to help you determine your proper allocation to fixed-income securities based on your risk/reward profile and to explore the role they can play in pursuing your long-term financial goals.

Special Notice to Shareholders
On June 2, 2003 your fund changed its benchmark to the Citigroup 6-Month U.S. Treasury Bill Index from the Merrill Lynch 1-3 Year Treasury Index/ii/ which returned 0.16% over the reporting period. The adjustment was made because Management believed the new benchmark more appropriately reflected the investment strategy used by the fund.

Information About Your Fund
In recent months several issues in the mutual fund industry have come under the scrutiny of federal and state regulators. The fund's Adviser and some of its affiliates have received requests for information from various government regulators regarding market timing, late trading, fees and other mutual fund issues in connection with various investigations. The fund has been informed that the Adviser and its affiliates are responding to those information requests, but are not in a position to predict the outcome of these requests and investigations.

As always, thank you for your confidence in our stewardship of your assets. We look forward to helping you continue to meet your financial goals.

Sincerely,

/s/ R Jay Gerken
R. Jay Gerken, CFA
Chairman, President and Chief Executive Officer

December 18, 2003

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.
Portfolio holdings and breakdowns are as of November 30, 2003, and are subject to change. Please refer to pages 3 through 11 for a list and percentage breakdown of the fund's holdings.
All index performance reflects no deduction for fees, expenses or taxes.

/i/The Citigroup 6-month U.S. Treasury Bill Index consists of one six-month
   United States Treasury bill whose return is tracked until its maturity. Please note that an investor cannot invest directly in an index.
/ii/The Merrill Lynch 1-3 Year Treasury Index is a market capitalization-weighted index including all U.S. Treasury notes and bonds with maturities greater than or equal to one year and less than three years. Please note that an investor cannot invest directly in an index.

          2 SB Adjustable Rate Income Fund | 2003 Semi-Annual Report

 Schedule of Investments (unaudited)                           November 30, 2003


    FACE
   AMOUNT                                                 SECURITY                                                    VALUE
--------------------------------------------------------------------------------------------------------------------------------
ADJUSTABLE-RATE SECURITIES -- 88.4%
ASSET-BACKED SECURITIES -- 26.1%
$ 15,000,000 Advanta Business Card Master Trust, Series 2003-B, Class A, 1.470% due 12/22/08                     $    15,031,791
  23,750,000 AmeriCredit Automobile Receivables Trust, Series 2003-AM, Class A4B, 1.590% due 11/6/09                  23,816,635
   3,333,735 Ameriquest Mortgage Securities Inc., Series 2001-1, Class A, 1.409% due 6/25/31                           3,331,641
             Amortizing Residential Collateral Trust:
  10,000,000  Series 2002-BC4, Class M1, 1.819% due 7/25/32                                                            9,995,004
   7,916,051  Series 2002-BC6, Class A2, 1.469% due 8/25/32                                                            7,912,440
  14,027,541  Series 2002-BC10, Class A3, 1.549% due 1/25/33                                                          14,060,241
   7,757,708 Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2003-HE3, Class A2, 1.470% due 6/15/33       7,750,332
             Bayview Financial Acquisition Trust:
   3,000,000  Series 2001-CA, Class A1, 1.489% due 8/25/36 (a)                                                         2,985,420
   8,060,653  Series 2001-DA, Class A, 1.499% due 11/25/31 (a)                                                         8,074,577
  12,500,000  Series 2002-BA, Class A2, 1.769% due 3/25/35 (a)                                                        12,538,790
   7,886,860  Series 2003-BA, Class M1, 2.619% due 4/25/33 (a)                                                         7,904,090
  10,192,778  Series 2003-E, Class A, 1.619% due 10/28/34                                                             10,192,778
             Bear Stearns Asset-Backed Securities Trust:
  12,614,547  Series 2003-1, Class A1, 1.619% due 11/25/42                                                            12,648,824
   9,768,842  Series 2003-SD3, Class A, 1.599% due 12/25/42                                                            9,791,740
             Business Loan Express, Class A:
     614,801  Series 1998-1, 3.000% due 1/15/25 (a)                                                                      594,820
   7,634,984  Series 2001-2A, 1.699% due 1/25/28 (a)                                                                   7,569,017
   4,096,648  Series 2002-1A, 1.669% due 7/25/28 (a)                                                                   4,055,706
  14,709,239  Series 2003-AA, 2.070% due 5/15/29 (a)                                                                  14,787,345
   4,250,000 Capital One Multi-Asset Execution Trust, Series 2003-A3, Class A3, 1.370% due 5/16/11                     4,283,552
             CDC Mortgage Capital Trust:
     990,732  Series 2002-HE1, Class A, 1.429% due 1/25/33                                                               991,178
   5,901,938  Series 2002-HE3, Class A2, 1.659% due 12/27/32                                                           5,929,896
   3,000,000 Circuit City Credit Card Master Trust, Series 2003-2, Class A, 1.550% due 4/15/11                         3,014,638
  10,985,750 Countrywide Asset-Backed Certificates, Series 2002-6, Class AV1, 1.549% due 5/25/33                      11,003,867
   6,631,603 Credit Based Asset Servicing and Securitization, Series 2003-RP1, Class A, 1.669% due 3/25/33 (a)         6,622,318
   7,502,069 First Franklin Mortgage Loan Trust, Series 2002-FF3, Class A2, 1.579% due 8/25/32                         7,523,479
             First North American National Bank, Class A:
   4,500,000  Series 2002-A, 1.440% due 7/16/11                                                                        4,515,618
  15,200,000  Series 2003-A, 1.600% due 5/16/11                                                                       15,276,178
   1,943,028 Household Consumer Loan Trust, Series 1997-2, Class A1, 1.300% due 11/15/07                               1,944,243
  11,394,934 Household Home Equity Loan Trust, Series 2002-4, Class A, 1.670% due 10/20/32                            11,443,224
  10,652,814 Indymac Home Equity Loan Asset-Backed Trust, Series 2001-B, Class AV, 1.369% due 4/25/31                 10,655,596
   4,298,099 Long Beach Asset Holdings Corp. NIM Trust, Series 2002-3, Class Note, 1.669% due 8/25/09 (a)              4,298,099
   8,101,022 Long Beach Mortgage Loan Trust, Series 2003-1, Class A2, 1.519% due 3/25/33                               8,113,240
  15,673,789 MASTR Asset-Backed Securities Trust, Series 2003-OPT1, Class A2, 1.539% due 12/25/32                     15,705,651
   1,585,000 Metris Master Trust, Series 2001-1, Class A, 1.340% due 12/20/07                                          1,585,984
  10,500,000 Metris Secured Note Trust, Series 2001-3, Class A, 1.350% due 7/21/08                                    10,370,658
     915,244 Missouri Higher Education Loan Authority, Series 1997, Class P, 1.570% due 7/25/08                          915,244
             MMCA Auto Lease Trust:
   7,260,000  Series 2002-1, Class A4, 1.400% due 1/15/10                                                              7,192,237
  25,000,000  Series 2002-A, Class A3, 1.470% due 9/15/06 (a)                                                         25,061,548
             The Money Store Business Loan-Backed Certificates, Class A:
     944,772  Series 1997-1, 1.900% due 4/15/28                                                                          930,426
     547,773  Series 1997-2, 1.800% due 2/15/29                                                                          539,038

                      See Notes to Financial Statements.

          3 SB Adjustable Rate Income Fund  | 2003 Semi-Annual Report

 Schedule of Investments (unaudited) (continued)               November 30, 2003


    FACE
   AMOUNT                                                SECURITY                                                   VALUE
------------------------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES -- 26.1% (continued)
             The Money Store SBA Loan-Backed Adjustable Rate Certificates, Class A:
$    222,587  Series 1996-2, 1.860% due 4/15/24                                                                $       215,968
     482,626  Series 1997-1, 1.750% due 1/15/25                                                                        454,038
             Morgan Stanley Capital I Inc. Trust:
   8,000,000  Series 2003-HE1, Class A4, 1.619% due 5/25/33                                                          8,016,658
  12,848,892  Series 2003-NC2, Class A3, 1.549% due 2/25/33                                                         12,866,276
  10,973,684 New Century Home Equity Loan Trust, Series 2003-2, Class A2, 1.549% due 1/25/33                        11,003,313
   3,500,000 Nordstrom Credit Card Master Note Trust, Series 2002-1A, Class A, 1.390% due 10/13/10 (a)               3,500,000
             NovaStar Mortgage Funding Trust:
   1,035,127  Series 2000-2, Class A1, 1.399% due 1/25/31                                                            1,037,399
   8,012,556  Series 2003-1, Class A2, 1.509% due 5/25/33                                                            8,017,560
  10,000,000  Series 2003-1, Class M1, 2.069% due 5/25/33                                                           10,062,568
   5,548,786 Oakwood Mortgage Investors Inc., Series 2001-E, Class A1, 1.420% due 3/15/14                            4,417,993
             Option One Mortgage Loan Trust:
  21,795,596  Series 2003-1, Class A2, 1.539% due 2/25/33                                                           21,864,762
  10,000,000  Series 2003-1, Class M1, 2.019% due 2/25/33                                                           10,107,535
  12,429,845 Renaissance Home Equity Loan Trust, Series 2003-1, Class A, 1.549% due 6/25/33                         12,456,822
             Saxon Asset Securities Trust:
   8,224,004  Series 2002-3, Class AV, 1.519% due 12/25/32                                                           8,240,960
   5,000,000  Series 2003-1, Class M1, 1.819% due 6/25/33                                                            5,021,091
     566,702 Sequoia Mortgage Trust 2, Series 2, Class A1, 2.390% due 10/25/24                                         572,910
     102,216 SLM Student Loan Trust, Series 2000-3, Class A1L, 1.236% due 4/25/08                                      102,269
   7,926,901 Specialty Underwriting & Residential Finance Trust, Series 2003-BC1, Class A, 1.459% due 1/25/34        7,924,392
             Structured Asset Investment Loan Trust:
   3,490,459  Series 2003-BC2, Class A3, 1.469% due 4/25/33                                                          3,491,165
   9,553,867  Series 2003-BC9, Class 3A3, 1.469% due 8/25/33                                                         9,557,195
  11,154,000  Series 2003-BC10, Class 3A5, 1.599% due 10/25/33                                                      11,140,058
   2,325,104 Textron Financial Corp. Receivables Trust, Series 2001-A, Class A3, 1.490% due 2/20/09 (a)              2,323,244
------------------------------------------------------------------------------------------------------------------------------
             TOTAL ASSET-BACKED SECURITIES
             (Cost -- $483,103,174)                                                                                483,351,279
==============================================================================================================================
COLLATERALIZED MORTGAGE OBLIGATIONS -- 23.7%
   6,427,519 Bank of America Mortgage Securities, Inc., Series 2003-B, Class 1A1, 3.002% due 3/25/33                 6,480,082
     996,784 Bank One Mortgage-Backed Pass-Through Certificates, Series 2000-2, Class 2A, 3.952% due 3/15/30         1,006,152
   5,786,800 Bear Stearns ARM Trust, Series 2002-5, Class 1A, 4.226% due 6/25/32                                     5,854,643
   9,775,586 Bear Stearns Asset-Backed Securities Trust, Series 2003-AC5, Class A3, 1.719% due 10/25/33              9,781,703
  18,000,000 Commercial Mortgage Pass-Through Certificates, Series 2002-FL7, Class A2, 1.470% due 11/15/14 (a)      18,006,512
  12,108,507 Countrywide Alternative Loan Trust, Series 2003-21T1, Class A6, 1.619% due 12/25/33                    12,108,507
             Countrywide Home Loans Mortgage Pass-Through Trust:
   5,637,480  Series 2001-HYB1, Class 1A1, 3.370% due 6/19/31                                                        5,586,370
  10,075,334  Series 2002-26, Class A4, 1.619% due 12/25/17                                                         10,116,610
   3,569,760  Series 2003-1, Class 1A16, 1.619% due 3/25/33                                                          3,575,528
   9,456,176  Series 2003-15, Class 1A1, 1.619% due 6/25/18                                                          9,455,253
  12,832,863  Series 2003-20, Class 3A6, 1.569% due 7/25/18                                                         12,796,473
  20,662,154  Series 2003-37, Class 2A1, 4.393% due 9/25/33                                                         20,415,834
  15,268,776  Series 2003-HYB3, Class 7A1, 3.884% due 11/19/33                                                      14,969,549
   5,657,469 Credit Based Asset Servicing and Securitization, Series 2002-CB6, Class 2A1, 1.619% due 1/25/33         5,678,862
   6,142,298 Deutsche Mortgage Securities, Inc., Series 2002-1, Class A3, 1.519% due 1/25/33                         6,150,159
   4,896,229 First Republic Mortgage Loan Trust, Series 2000-FRB1, Class A2, 3.967% due 6/25/30                      4,916,648

                      See Notes to Financial Statements.

          4 SB Adjustable Rate Income Fund  | 2003 Semi-Annual Report

 Schedule of Investments (unaudited) (continued)               November 30, 2003


    FACE
   AMOUNT                                                SECURITY                                                  VALUE
-----------------------------------------------------------------------------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS -- 23.7% (continued)
             GMAC Commercial Mortgage Asset Corp.:
$  1,203,968  Series 2001-FLAA, Class A1, 1.420% due 6/15/13 (a)                                              $     1,204,600
   7,490,719  Series 2003-SNFA, Class A, 1.920% due 1/17/18 (a)                                                     7,490,719
   2,998,730 GS Mortgage Securities Corp., Series 2000-1A, Class A, 1.470% due 3/20/23 (a)                          2,996,383
     928,818 IFC SBA Loan-Backed Adjustable Rate Certificates, Series 1997-1, Class A, 2.000% due 1/15/24 (a)         910,242
             IMPAC CMB Trust:
   2,706,419  Series 2001-2, Class A2, 1.519% due 11/25/31                                                          2,715,777
   4,485,760  Series 2001-4, Class M1, 2.269% due 12/25/31                                                          4,503,042
   4,219,038  Series 2003-3, Class M1, 1.969% due 3/25/33                                                           4,247,658
   3,835,426  Series 2003-9F, Class A1, 1.519% due 7/25/33                                                          3,834,828
   4,657,962 J.P. Morgan Commercial Mortgage Finance Corp., Series 2000-FL1, Class C, 1.910% due 4/15/10 (a)        4,658,774
  12,292,255 MASTR Alternative Loans Trust, Series 2003-7, Class 7A1, 1.519% due 11/25/33                          12,290,594
   4,524,150 MASTR ARM Trust Corp., Series 2003-3, Class 3A1, 4.831% due 9/25/33                                    4,588,478
  10,316,771 MASTR Asset Securitization Trust, Series 2002-NC1, Class A2, 1.559% due 10/25/32                      10,340,464
   4,807,811 Merit Securities Corp., Series 11PA, Class B1, 2.319% due 9/28/32 (a)                                  4,769,557
             Merrill Lynch Mortgage Investors, Inc.:
   4,918,529  Series 2002-A3, Class 2A1, 4.290% due 9/25/32                                                         4,961,435
  13,297,486  Series 2003-A5, Class 2A3, 3.246% due 8/25/33                                                        13,268,759
             MLCC Mortgage Investors, Inc.:
     499,815  Series 1997-B, Class A, 1.400% due 3/16/26                                                              499,316
     209,317  Series 1999-A, Class A, 1.500% due 3/15/25                                                              209,546
  18,015,546  Series 2003-A, Class 2A2, 1.635% due 3/25/28                                                         18,024,941
             Residential Asset Securitization Trust:
  14,060,487  Series 2003-A3, Class A, 1.569% due 4/25/33                                                          14,099,266
   7,834,586  Series 2003-A5, Class A5, 1.620% due 6/25/33                                                          7,825,813
   9,698,253  Series 2003-A11, Class A2, 1.570% due 11/25/33                                                        9,698,253
   8,256,024 Residential Funding Mortgage Securities Trust, Series 2003-S10, Class A2, 1.519% due 6/25/33           8,220,097
     310,699 Ryland Mortgage Securities Corp., Series 1994-3, Class A2, 4.581% due 10/25/31                           310,796
   5,886,547 Saco I Inc., Series 2002-1, Class A, 1.569% due 9/25/32 (a)                                            5,886,194
             Structured Asset Mortgage Investments Trust:
              Series 2002-AR1:
   7,594,821    Class 1A, 4.067% due 3/25/32                                                                        7,692,545
  13,254,153    Class 2A, 3.229% due 3/25/32                                                                       13,376,725
  12,119,765  Series 2003-CL1, Class 1F2, 1.719% due 7/25/32                                                       12,143,889
             Structured Asset Securities Corp.:
   9,071,111  Series 2002-11A, Class 1A1, 2.756% due 6/25/32                                                        9,179,494
  21,768,270  Series 2002-16A, Class 1A1, 3.598% due 8/25/32                                                       22,090,373
  15,614,595  Series 2002-18A, Class 1A1, 3.587% due 9/25/32                                                       16,035,499
   8,974,403  Series 2003-3XS, Class A2, 3.420% due 3/25/33                                                         9,023,916
   4,794,649  Series 2003-8, Class 2A9, 1.619% due 4/25/33                                                          4,798,348
  18,231,258  Series 2003-BC1, Class A, 1.619% due 5/25/32                                                         18,292,945
             Washington Mutual Mortgage Securities Corp., Mortgage Pass-Through Certificates:
     541,908  Series 2001-9, Class 1A1, 3.872% due 4/25/28                                                            536,160
   9,967,212  Series 2002-AR1, Class 1A1, 3.900% due 11/25/30                                                      10,080,716
  10,000,000  Series 2003-AR10, Class A2, 2.600% due 10/25/33                                                      10,037,156
   6,515,717  Series 2003-S4, Class 2A9, 2.269% due 6/25/33                                                         6,517,571
   5,313,004 Wells Fargo Mortgage-Backed Securities Trust, Series 2003-A, Class A3, 3.650% due 2/25/33              5,314,150
-----------------------------------------------------------------------------------------------------------------------------
             TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
             (Cost -- $441,046,606)                                                                               439,573,904
=============================================================================================================================

                      See Notes to Financial Statements.

          5 SB Adjustable Rate Income Fund | 2003 Semi-Annual Report

 Schedule of Investments (unaudited) (continued)               November 30, 2003


    FACE
   AMOUNT                                         SECURITY                                            VALUE
----------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 38.5%

Federal Home Loan Bank -- 0.8%
$ 15,000,000 Federal Home Loan Bank, Conversion Bonds, Series 7F-8006, 1.440% due 3/10/06
             (Cost -- $15,000,000)                                                               $    14,999,445
----------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corporation (FHLMC) -- 8.5%
     273,326 FHLMC, Series 1401, Class IA, 2.330% due 5/15/22                                            273,569
     648,592 FHLMC, Series 2582, Class FG, 2.370% due 4/15/32                                            649,055
             FHLMC Six Month LIBOR:
     489,123  3.522% due 10/1/26                                                                         492,349
     303,907  3.508% due 7/1/27                                                                          317,601
   6,963,125 FHLMC One Year LIBOR, 5.049% due 5/1/33                                                   7,106,312
             FHLMC One Year CMT ARM:
     890,350  3.681% due 12/1/23                                                                         917,960
     500,534  5.377% due 2/1/24                                                                          517,004
   4,684,015  3.618% due 4/1/26                                                                        4,789,312
   3,097,665  3.509% due 11/1/26                                                                       3,175,500
   4,383,102  3.690% due 6/1/29                                                                        4,518,678
   2,741,416  5.132% due 3/1/31                                                                        2,866,085
   1,295,562  6.909% due 5/1/31                                                                        1,315,294
  20,620,233  4.857% due 3/1/33                                                                       20,919,798
  18,000,000  3.648% due 12/1/33                                                                      18,172,980
   1,579,397 FHLMC Three Year CMT ARM, 5.598% due 12/1/30                                              1,606,417
             FHLMC Five Year CMT ARM:
   1,190,291  7.759% due 8/1/25                                                                        1,242,506
     577,027  6.469% due 12/1/30                                                                         582,892
             FHLMC 3/1 Hybrid ARM:
   3,543,059  3.743% due 7/1/29                                                                        3,656,187
     272,442  3.934% due 8/1/29                                                                          280,283
   9,533,693  4.298% due 8/1/32                                                                        9,763,261
   9,215,907  4.630% due 8/1/32                                                                        9,460,546
   7,350,001  3.417% due 10/1/33                                                                       7,408,845
             FHLMC 5/1 Hybrid ARM:
   1,935,266  3.664% due 12/1/26                                                                       1,991,252
   8,005,871  6.032% due 7/1/29                                                                        8,117,780
   1,577,916  6.010% due 7/1/29                                                                        1,597,484
   2,376,251  5.677% due 11/1/31                                                                       2,436,733
   2,683,198  5.844% due 3/1/32                                                                        2,740,300
   4,830,998  3.967% due 7/1/33                                                                        4,791,403
   2,917,466  5.514% due 8/1/34                                                                        2,982,866
             FHLMC 7/1 Hybrid ARM:
   7,887,560  6.298% due 8/1/31                                                                        8,091,755
   8,485,916  6.056% due 5/1/32                                                                        8,639,206
  11,066,926  5.758% due 7/1/32                                                                       11,227,621
   2,010,933 FHLMC Strip, Series 19, Class F, 2.391% due 6/1/28                                        1,990,754
   2,890,000 FHLMC Structured Pass-Through Securities, Series H008, Class A3, 2.290% due 6/15/07       2,845,934
----------------------------------------------------------------------------------------------------------------
             Total Federal Home Loan Mortgage Corporation
             (Cost -- $158,132,341)                                                                  157,485,522
================================================================================================================

                      See Notes to Financial Statements.

          6 SB Adjustable Rate Income Fund | 2003 Semi-Annual Report

 Schedule of Investments (unaudited) (continued)               November 30, 2003


    FACE
   AMOUNT                            SECURITY                              VALUE
-------------------------------------------------------------------------------------
Federal National Mortgage Association (FNMA) -- 25.3%
$  5,705,284 FNMA 11th District COFI, 5.666% due 2/1/31               $     5,814,088
             FNMA Grantor Trust:
   1,856,943  Series 2000-T6, Class A3, 5.453% due 1/25/28                  1,938,650
     755,458  Series 2001-T1, Class A2, 5.199% due 10/25/40                   759,931
  11,893,289  Series 2002-T18, Class A5, 4.661% due 5/25/42                12,409,910
  13,181,608  Series 2002-T19, Class A4, 4.657% due 3/25/42                13,640,370
  12,522,865 FNMA Trust, Series 2003-W6, Class 6A, 4.972% due 8/25/42      12,961,967
     640,755 FNMA, Series 1992-156, Class F, 3.310% due 7/25/07               643,411
             FNMA Six Month CD ARM:
   1,491,461  2.425% due 12/1/20                                            1,502,400
     122,673  2.627% due 6/1/24                                               124,925
   1,459,677  3.296% due 7/1/24                                             1,505,467
     869,145  2.931% due 9/1/24                                               887,833
   3,211,942  3.289% due 9/1/24                                             3,290,121
             FNMA Six Month LIBOR:
   1,420,760  6.377% due 11/1/31                                            1,491,725
   7,363,463  5.205% due 10/1/32                                            7,562,924
  21,469,179  4.812% due 1/1/33                                            21,944,719
  13,494,980  5.096% due 1/1/33                                            13,695,206
  19,025,622  4.747% due 2/1/33                                            19,465,206
  18,940,249  4.926% due 2/1/33                                            19,321,811
  17,981,018  4.530% due 4/1/33                                            18,282,319
   8,901,222  4.639% due 4/1/33                                             9,076,182
   5,095,949  4.719% due 4/1/33                                             5,207,701
  14,547,706  4.575% due 5/1/33                                            14,799,874
   8,672,166  4.472% due 6/1/33                                             8,814,559
             FNMA One Year LIBOR:
   4,745,959  4.931% due 8/1/32                                             4,845,806
   4,737,164  4.996% due 11/1/32                                            4,845,645
   7,390,787  4.124% due 1/1/33                                             7,539,025
   7,359,640  4.781% due 3/1/33                                             7,546,761
  14,543,900  4.514% due 6/1/33                                            14,693,018
   7,276,369  3.129% due 8/1/33                                             7,257,846
             FNMA One Year CMT ARM:
     928,630  3.424% due 8/1/15                                               945,537
   1,082,903  3.710% due 11/1/18                                            1,115,000
     659,546  3.082% due 4/1/20                                               674,046
     834,568  3.399% due 4/1/20                                               858,105
     622,992  3.376% due 7/1/21                                               640,573
     302,691  3.656% due 8/1/22                                               311,773
     499,665  3.287% due 3/1/23                                               497,437
     387,126  3.760% due 7/1/23                                               397,641
     777,446  2.899% due 8/1/23                                               789,737
   1,112,041  3.703% due 2/1/24                                             1,143,696
     357,157  5.128% due 6/1/25                                               365,886
     335,026  3.603% due 12/1/25                                              345,674
     669,332  3.612% due 1/1/26                                               693,138
     647,276  3.554% due 1/1/27                                               671,927
   4,595,985  3.655% due 7/1/27                                             4,729,716
     793,206  5.181% due 8/1/27                                               799,887
   4,421,657  3.921% due 1/1/28                                             4,537,557

                      See Notes to Financial Statements.

          7 SB Adjustable Rate Income Fund  | 2003 Semi-Annual Report

 Schedule of Investments (unaudited) (continued)               November 30, 2003


        FACE
       AMOUNT                          SECURITY                            VALUE
    ---------------------------------------------------------------------------------
    Federal National Mortgage Association (FNMA) -- 25.3% (continued)
    $    107,828       3.772% due 2/1/28                              $       111,085
         618,808       3.578% due 3/1/28                                      639,173
       3,556,609       3.358% due 5/1/28                                    3,640,097
       4,058,447       5.283% due 2/1/29                                    4,136,762
       2,756,548       6.066% due 2/1/29                                    2,861,606
       2,151,637       6.857% due 8/1/29                                    2,217,595
         744,248       6.288% due 9/1/29                                      755,579
       3,935,543       3.388% due 11/1/29                                   4,059,930
       1,054,605       6.692% due 1/1/30                                    1,031,191
       1,454,026       6.499% due 5/1/30                                    1,503,300
       6,183,700       3.778% due 9/1/30                                    6,400,056
       3,881,798       6.246% due 9/1/30                                    3,976,175
       5,690,754       3.802% due 12/1/30                                   5,877,414
       1,017,762       5.056% due 1/1/31                                    1,061,825
       2,390,587       6.683% due 2/1/31                                    2,429,872
       2,426,018       4.482% due 3/1/31                                    2,510,810
         883,221       6.163% due 4/1/31                                      908,187
       1,620,775       6.889% due 4/1/31                                    1,607,190
       4,289,592       4.634% due 7/1/31                                    4,406,762
       6,199,898       6.136% due 9/1/31                                    6,281,672
       1,314,066       6.398% due 9/1/31                                    1,356,940
       6,759,082       6.315% due 10/1/31                                   6,957,463
       1,552,360       5.449% due 3/1/32                                    1,582,847
       4,667,425       5.426% due 5/1/32                                    4,764,739
       4,096,656       5.424% due 6/1/32                                    4,168,088
      10,040,335       5.692% due 6/1/32                                   10,269,091
       2,912,243       5.863% due 6/1/32                                    2,985,868
       4,355,144       5.721% due 7/1/32                                    4,457,853
       7,750,134       6.051% due 7/1/32                                    7,984,052
       6,852,873       4.813% due 9/1/32                                    6,988,633
       8,542,302       5.649% due 9/1/32                                    8,734,728
       6,113,659       4.762% due 11/1/32                                   6,227,452
       3,069,572       4.870% due 11/1/32                                   3,163,137
      17,514,205       4.789% due 12/1/32                                  17,938,494
      12,902,427       3.880% due 1/1/33                                   13,170,204
       3,604,269       4.593% due 1/1/33                                    3,674,817
      10,533,983       4.709% due 4/1/33                                   10,649,453
       8,093,948       4.071% due 5/1/33                                    8,145,285
       4,823,029       4.247% due 7/1/33                                    4,826,199
       9,181,381       3.712% due 9/1/37                                    9,399,136
       2,575,384       6.770% due 12/1/40                                   2,658,446
                      FNMA Three Year CMT ARM:
         617,235       7.144% due 9/1/21                                      637,451
       6,749,378       6.408% due 6/1/30                                    6,872,267
       3,639,591      FNMA Five Year CMT ARM, 6.969% due 5/1/30             3,677,804
    ---------------------------------------------------------------------------------
                      Total Federal National Mortgage Association
                      (Cost -- $472,456,821)                              469,093,458
    =================================================================================

                      See Notes to Financial Statements.


          8 SB Adjustable Rate Income Fund  | 2003 Semi-Annual Report

 Schedule of Investments (unaudited) (continued)               November 30, 2003


    FACE
   AMOUNT                                                  SECURITY                                                    VALUE
---------------------------------------------------------------------------------------------------------------------------------
Government National Mortgage Association (GNMA) -- 3.9%
             GNMA II One Year CMT ARM:
$    613,711  4.375% due 2/20/16                                                                                  $       624,301
     752,524  4.375% due 6/20/17                                                                                          767,952
   1,679,802  4.750% due 9/20/20                                                                                        1,715,117
   1,141,564  4.375% due 3/20/21                                                                                        1,161,239
   3,750,786  4.375% due 6/20/22                                                                                        3,832,006
   1,018,787  4.750% due 8/20/22                                                                                        1,040,412
   2,705,123  5.625% due 10/20/22                                                                                       2,784,892
   1,295,599  5.625% due 11/20/22                                                                                       1,333,821
     575,096  5.625% due 12/20/22                                                                                         592,069
     973,886  4.375% due 5/20/23                                                                                          995,123
     800,055  4.375% due 1/20/24                                                                                          815,171
   1,684,386  4.375% due 3/20/24                                                                                        1,711,010
   2,146,864  4.750% due 9/20/27                                                                                        2,186,017
   2,256,022  5.625% due 10/20/27                                                                                       2,324,071
   4,823,234  3.500% due 4/20/32                                                                                        4,826,608
   2,980,027  3.500% due 5/20/32                                                                                        2,982,102
  29,372,102  4.000% due 7/20/32                                                                                       30,163,656
  10,706,827  4.000% due 8/20/32                                                                                       10,995,477
   1,816,415  3.500% due 9/20/32                                                                                        1,820,708
---------------------------------------------------------------------------------------------------------------------------------
             Total Government National Mortgage Association
             (Cost -- $72,490,828)                                                                                     72,671,752
=================================================================================================================================
             TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
             (Cost -- $718,079,990)                                                                                   714,250,177
=================================================================================================================================
PAC IOs -- 0.1%
  15,508,330 First Union-Lehman Brothers Commercial Mortgage Trust, Series 1997-C1, Class IO, yield to maturity
               10.461% due 4/18/29                                                                                        618,488
   6,269,095 JP Morgan Commercial Mortgage Finance Corp., Series 1997-C5, Class X, yield to maturity
               6.966% due 9/15/29 (a)                                                                                     320,116
  23,501,529 LB Commercial Conduit Mortgage Trust, Series 1998-C4, Class X, yield to maturity 5.571% due 10/15/35         637,698
---------------------------------------------------------------------------------------------------------------------------------
             TOTAL PAC IOs
             (Cost -- $1,683,267)                                                                                       1,576,302
=================================================================================================================================
             TOTAL ADJUSTABLE-RATE SECURITIES
             (Cost -- $1,643,913,037)                                                                               1,638,751,662
=================================================================================================================================
FIXED-RATE SECURITIES -- 9.7%
ASSET-BACKED SECURITIES -- 4.0%
   5,000,000 Capital One Master Trust, Series 2000-2, Class A, 7.200% due 8/15/08                                       5,388,080
   1,939,444 Chase Funding Mortgage Loan Asset-Backed Certificates, Series 1999-3, Class IA4, 7.584% due 4/25/27        1,984,783
   6,750,000 EQCC Home Equity Loan Trust, Series 1999-3, Class A4F, 7.371% due 6/25/28                                  7,168,692
   3,000,000 Fingerhut Master Trust, Series 2003-1, Class A, 2.720% due 9/15/10 (a)                                     2,999,414
  40,000,000 GMAC Home Equity Loan Trust, Series 2003-HE2, Class A2, 3.140% due 6/25/25                                40,243,804
   3,050,994 Green Tree Financial Corp., Series 1996-8, Class A6, 7.600% due 10/15/27                                   3,216,510
             Lehman ABS Manufactured Housing Contract, Sr. Sub. Asset-Backed Certificates, Series 2001-B:
   3,272,075  Class A1, 3.010% due 3/15/10                                                                              3,284,586
   3,427,065  Class A2, 3.700% due 11/15/10                                                                             3,464,008
     272,653 Mellon Auto Grantor Trust, Series 2000-2, Class A, 6.390% due 7/15/07                                        279,238

                      See Notes to Financial Statements.

          9 SB Adjustable Rate Income Fund  | 2003 Semi-Annual Report

 Schedule of Investments (unaudited) (continued)               November 30, 2003


    FACE
   AMOUNT                                        SECURITY                                           VALUE
--------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES -- 4.0% (continued)
$    276,652 PBG Equipment Trust, Series 1A, Class A, 6.270% due 1/20/12 (a)                   $       288,700
   5,184,334 Vanderbilt Mortgage Finance, Series 1998-A, Class 1A4, 6.505% due 6/7/14                5,333,211
--------------------------------------------------------------------------------------------------------------
             TOTAL ASSET-BACKED SECURITIES
             (Cost -- $73,445,412)                                                                  73,651,026
==============================================================================================================
COLLATERALIZED MORTGAGE OBLIGATIONS -- 0.5%
      24,983 Prudential Home Mortgage Securities, Series 1994-3, Class A10, 6.500% due 2/25/24          24,985
             Residential Funding Mortgage Securities:
   8,350,548  Series 1993-S49, Class A8, 6.000% due 12/25/08                                         8,467,587
     608,084  Series 1994-S8, Class A6, 6.000% due 3/25/09                                             618,874
--------------------------------------------------------------------------------------------------------------
             TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
             (Cost -- $9,191,397)                                                                    9,111,446
==============================================================================================================
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 5.2%
Federal Home Loan Mortgage Corporation (FHLMC) -- 1.9%
             FHLMC Gold Fifteen Year:
       4,826  6.000% due 5/1/04                                                                          4,850
      47,718  6.000% due 5/1/08                                                                         50,052
      50,302  6.000% due 6/1/08                                                                         52,762
     709,322  6.000% due 9/1/08                                                                        744,018
     926,035  6.000% due 10/1/08                                                                       971,331
      97,084  6.000% due 11/1/08                                                                       101,833
     373,523  6.000% due 1/1/09                                                                        389,987
     776,969  6.000% due 3/1/09                                                                        814,464
     832,303  5.500% due 4/1/09                                                                        867,125
      67,608  6.000% due 4/1/09                                                                         70,851
   1,111,535  6.000% due 5/1/09                                                                      1,160,529
     127,237  6.000% due 7/1/09                                                                        133,340
     232,367  6.000% due 3/1/11                                                                        243,209
     361,228  6.000% due 5/1/11                                                                        378,083
     421,927  6.000% due 6/1/11                                                                        441,614
   1,617,838  5.500% due 5/1/12                                                                      1,685,526
   2,175,503  6.500% due 9/1/14                                                                      2,291,789
   2,168,220  6.000% due 10/1/15                                                                     2,268,165
   2,099,195  6.000% due 4/1/17                                                                      2,191,134
     636,228  6.000% due 5/1/17                                                                        664,113
   1,192,611  6.000% due 6/1/17                                                                      1,244,879
      82,571 FHLMC Gold Thirty Year, 6.500% due 4/1/29                                                  86,240
  18,282,757 FHLMC, Series 2525, Class AM, 4.500% due 4/15/32                                       18,115,335
--------------------------------------------------------------------------------------------------------------
             Total Federal Home Loan Mortgage Corporation
             (Cost -- $34,571,322)                                                                  34,971,229
==============================================================================================================
Federal National Mortgage Association (FNMA) -- 3.2%
             FNMA Fifteen Year:
     607,811  6.500% due 7/1/08                                                                        644,843
   1,039,970  5.500% due 1/1/09                                                                      1,082,634
   1,965,785  6.000% due 1/1/09                                                                      2,064,274
     684,051  5.500% due 2/1/09                                                                        712,114
   3,122,440  6.000% due 11/1/09                                                                     3,278,879
   2,033,066  6.000% due 11/1/10                                                                     2,132,893

                      See Notes to Financial Statements.

         10 SB Adjustable Rate Income Fund  | 2003 Semi-Annual Report

 Schedule of Investments (unaudited) (continued)               November 30, 2003


    FACE
   AMOUNT                                SECURITY                                  VALUE
---------------------------------------------------------------------------------------------
Federal National Mortgage Association (FNMA) -- 3.2% (continued)
$  1,930,259  6.000% due 12/1/10                                              $     2,026,968
   1,043,513  5.500% due 3/1/11                                                     1,082,798
   3,220,431  6.000% due 9/1/11                                                     3,374,435
   4,185,083  6.000% due 5/1/12                                                     4,394,762
   4,406,707  5.000% due 3/1/14                                                     4,472,551
   1,190,820  5.000% due 4/1/14                                                     1,208,613
   1,788,539  5.500% due 11/1/16                                                    1,844,338
   1,787,955  5.500% due 12/1/16                                                    1,843,737
   2,612,962 FNMA Grantor Trust, Series 2002-T6, Class A1, 3.310% due 2/25/32       2,568,332
             FNMA REMIC Trust:
   4,647,160  Series 1993-251, Class PH, 6.500% due 7/25/23                         4,799,392
     325,065  Series 2002-W9, Class A1B, 4.500% due 8/25/42                           325,010
     909,874  Series 2002-W10, Class A1B, 4.500% due 8/25/42                          916,750
   7,000,000 FNMA Sub. Benchmark Notes, 5.500% due 5/2/06                           7,467,523
       6,305 FNMA Ten Year, 6.000% due 1/1/04                                           6,335
   9,500,000 FNMA Trust, Series 2003-W6, Class 1A23, 2.900% due 10/25/42            9,418,909
   4,224,694 FNMA Whole Loan, Series 2003-W14, Class 1A1, 1.950% due 9/25/43        4,210,937
---------------------------------------------------------------------------------------------
             Total Federal National Mortgage Association
             (Cost -- $58,763,403)                                                 59,877,027
=============================================================================================
Government National Mortgage Association (GNMA) -- 0.1%
             GNMA Fifteen Year:
     952,507  6.500% due 8/15/08                                                    1,012,935
     326,297  6.000% due 12/15/08                                                     343,916
---------------------------------------------------------------------------------------------
             Total Government National Mortgage Association
             (Cost -- $1,283,166)                                                   1,356,851
=============================================================================================
             TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
             (Cost -- $94,617,891)                                                 96,205,107
=============================================================================================
             TOTAL FIXED-RATE SECURITIES
             (Cost -- $177,254,700)                                               178,967,579
=============================================================================================
COMMERCIAL PAPER -- 1.9%
  15,346,000 Beethoven Funding Corp., 1.080% due 12/1/03                           15,346,000
  20,000,000 Victory Receivable Corp., 1.100% due 12/1/03                          20,000,000
---------------------------------------------------------------------------------------------
             TOTAL COMMERCIAL PAPER
             (Cost -- $35,346,000)                                                 35,346,000
=============================================================================================
             TOTAL INVESTMENTS -- 100.0%
             (Cost -- $1,856,513,737*)                                        $ 1,853,065,241
=============================================================================================

(a)Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.
* Aggregate cost for Federal income tax purposes is substantially the same.

  Abbreviations used in this schedule:
  ARM  -- Adjustable Rate Mortgage
  CD  -- Certificate of Deposit
  CMO  -- Collateralized Mortgage Obligation
  CMT  -- Constant Maturity Treasury Indexes
  LIBOR -- London Interbank Offered Rate
  PAC IO  -- Planned Amortization Class - Interest Only
  REMIC -- Real Estate Mortgage Investment Conduit
  SBA  -- Small Business Administration

                      See Notes to Financial Statements.

         11 SB Adjustable Rate Income Fund  | 2003 Semi-Annual Report

 Statement of Assets and Liabilities (unaudited)               November 30, 2003


ASSETS:
  Investments, at value (Cost -- $1,856,513,737)             $1,853,065,241
  Cash                                                                1,016
  Principal payments receivable                                   5,541,925
  Interest receivable                                             4,999,873
  Receivable for Fund shares sold                                 2,363,690
  Prepaid expenses                                                   58,405
---------------------------------------------------------------------------
  Total Assets                                                1,866,030,150
---------------------------------------------------------------------------
LIABILITIES:
  Payable for Fund shares reacquired                              2,126,469
  Investment advisory fee payable                                   630,721
  Dividends payable                                                 513,361
  Administration fee payable                                        315,384
  Distribution plan fees payable                                    260,972
  Accrued expenses                                                  278,089
---------------------------------------------------------------------------
  Total Liabilities                                               4,124,996
---------------------------------------------------------------------------
Total Net Assets                                             $1,861,905,154
===========================================================================
NET ASSETS:
  Par value of shares of beneficial interest                 $      192,964
  Capital paid in excess of par value                         1,896,648,032
  Overdistributed net investment income                          (8,001,451)
  Accumulated net realized loss from investment
   transactions and futures contracts                           (23,485,895)
  Net unrealized depreciation of investments                     (3,448,496)
---------------------------------------------------------------------------
Total Net Assets                                             $1,861,905,154
===========================================================================
Shares Outstanding:
  Smith Barney Class A                                           80,462,817
----------------------------------------------------------------------------
  Smith Barney Class B                                            3,345,800
----------------------------------------------------------------------------
  Smith Barney Class L                                           99,886,049
----------------------------------------------------------------------------
  Smith Barney Class Y                                            7,902,668
----------------------------------------------------------------------------
  Salomon Brothers Class 2                                          532,219
----------------------------------------------------------------------------
  Salomon Brothers Class A                                          831,811
----------------------------------------------------------------------------
  Salomon Brothers Class B                                            2,882
----------------------------------------------------------------------------
Net Asset Value:
  Smith Barney Class A (and redemption price)                         $9.67
----------------------------------------------------------------------------
  Smith Barney Class B *                                              $9.58
----------------------------------------------------------------------------
  Smith Barney Class L (and redemption price)                         $9.63
----------------------------------------------------------------------------
  Smith Barney Class Y (and redemption price)                         $9.67
----------------------------------------------------------------------------
  Salomon Brothers Class 2 (and redemption price)                     $9.64
----------------------------------------------------------------------------
  Salomon Brothers Class A (and redemption price)                     $9.68
----------------------------------------------------------------------------
  Salomon Brothers Class B *                                          $9.58
----------------------------------------------------------------------------
Maximum Public Offering Price Per Share:
  Smith Barney Class A (net asset value plus 2.04% of net
   asset value per share)                                             $9.87
----------------------------------------------------------------------------
  Salomon Brothers Class A (net asset value plus 2.04% of
   net asset value per share)                                         $9.88
===========================================================================

 * Redemption price is NAV of Smith Barney Class B and Salomon Brothers Class B shares reduced by a 5.00% contingent deferred sales charge, respectively, if shares are redeemed within one year from purchase payment (See Note 2).

                      See Notes to Financial Statements.

         12 SB Adjustable Rate Income Fund  | 2003 Semi-Annual Report

 Statement of Operations (unaudited)  For the Six Months Ended November 30, 2003


INVESTMENT INCOME:
  Interest                                                    $ 26,741,155
-------------------------------------------------------------------------
EXPENSES:
  Distribution plan fees (Note 7)                                5,645,082
  Investment advisory fee (Note 2)                               4,456,833
  Administration fee (Note 2)                                    2,228,364
  Shareholder servicing fees (Note 7)                              562,648
  Custody                                                           68,903
  Audit and legal                                                   58,514
  Registration fees                                                 55,611
  Shareholder communications (Note 7)                               40,575
  Trustees' fees                                                    11,170
  Other                                                             10,218
-------------------------------------------------------------------------
  Total Expenses                                                13,137,918
-------------------------------------------------------------------------
Net Investment Income                                           13,603,237
-------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES CONTRACTS
(NOTES 3 AND 5):
  Realized Loss From:
   Investment transactions                                        (964,540)
   Futures contracts                                            (1,243,410)
-------------------------------------------------------------------------
  Net Realized Loss                                             (2,207,950)
-------------------------------------------------------------------------
  Change in Net Unrealized Appreciation (Depreciation) of
  Investments:
   Beginning of period                                          13,550,443
   End of period                                                (3,448,496)
-------------------------------------------------------------------------
  Increase in Net Unrealized Depreciation                      (16,998,939)
-------------------------------------------------------------------------
Net Loss on Investments and Futures Contracts                  (19,206,889)
-------------------------------------------------------------------------
Decrease in Net Assets From Operations                        $ (5,603,652)
=========================================================================

                      See Notes to Financial Statements.

         13 SB Adjustable Rate Income Fund  | 2003 Semi-Annual Report

 Statements of Changes in Net Assets


For the Six Months Ended November 30, 2003 (unaudited) and the Year Ended May 31, 2003

                                                     November 30         May 31
------------------------------------------------------------------------------------
OPERATIONS:
  Net investment income                            $    13,603,237  $    31,333,761
  Net realized loss                                     (2,207,950)      (3,945,119)
  (Increase) decrease in net unrealized
   depreciation                                        (16,998,939)      11,627,311
-----------------------------------------------------------------------------------
  Increase (Decrease) in Net Assets From
   Operations                                           (5,603,652)      39,015,953
-----------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTE 6):
  Net investment income                                (20,751,818)     (42,525,536)
  Capital                                                       --         (925,278)
-----------------------------------------------------------------------------------
  Decrease in Net Assets From Distributions to
   Shareholders                                        (20,751,818)     (43,450,814)
-----------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 8):
  Net proceeds from sale of shares                     636,472,147    3,044,483,140
  Net asset value of shares issued for
   reinvestment of dividends                            16,023,650       34,904,312
  Cost of shares reacquired                         (1,257,989,082)  (1,454,880,636)
-----------------------------------------------------------------------------------
  Increase (Decrease) in Net Assets From Fund
   Share Transactions                                 (605,493,285)   1,624,506,816
-----------------------------------------------------------------------------------
Increase (Decrease) in Net Assets                     (631,848,755)   1,620,071,955

NET ASSETS:
  Beginning of period                                2,493,753,909      873,681,954
-----------------------------------------------------------------------------------
  End of period*                                   $ 1,861,905,154  $ 2,493,753,909
===================================================================================
* Includes overdistributed net investment income
  of:                                                  $(8,001,451)       $(852,870)
===================================================================================






                      See Notes to Financial Statements.

          14 SB Adjustable Rate Income Fund | 2003 Semi-Annual Report

 Notes to Financial Statements (unaudited)

1. Significant Accounting Policies

The SB Adjustable Rate Income Fund ("Fund"), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The financial highlights and other pertinent information for the SB Adjustable Rate Income Fund -- Salomon Brothers Classes of Shares are presented in a separate shareholder report.

The significant accounting policies followed by the Fund are: (a) security transactions are accounted for on trade date; (b) U.S. government agencies and obligations are valued at the quoted bid price in the over-the-counter market; corporate debt securities, mortgage-backed securities and asset-backed securities are valued on the basis of valuations provided by dealers in those instruments or by an independent pricing service approved by the Fund's Board of Trustees; (c) securities maturing within 60 days are valued at cost plus accreted discount, or minus amortized premium, which approximates value; (d) interest income, adjusted for accretion of original issue discount, is recorded on an accrual basis; (e) dividends and distributions to shareholders are recorded on the ex-dividend date; the Fund distributes dividends monthly and capital gains, if any, at least annually; (f ) gains or losses on the sale of securities are calculated by using the specific identification method; (g) class specific expenses are charged to each class; management fees and general fund expenses are allocated on the basis of relative net assets by class or on another reasonable basis; (h) the character of income and gains to be distributed is determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America; (i) the Fund intends to comply with the requirements of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes; and (j) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

2. Investment Advisory Agreement, Administration Agreement and Other
   Transactions

Smith Barney Fund Management LLC ("SBFM"), an indirect wholly-owned subsidiary of Citigroup Inc. ("Citigroup"), acts as investment adviser to the Fund. The Fund pays SBFM an investment advisory fee calculated at the annual rate of 0.40% of the Fund's average daily net assets. This fee is calculated daily and paid monthly.

SBFM also acts as the Fund's administrator for which the Fund pays a fee calculated at an annual rate of 0.20% of the Fund's average daily net assets. This fee is calculated daily and paid monthly.

Citicorp Trust Bank, fsb. ("CTB"), another subsidiary of Citigroup, acts as the Fund's transfer agent with respect to its Smith Barney Classes of shares. PFPC Inc. ("PFPC") acts as the Fund's sub-transfer agent with respect to its Smith Barney Classes of shares, as well as the Fund's transfer agent with respect to its Salomon Brothers Classes of shares. CTB receives account fees and asset-based fees that vary according to the size and type of account. PFPC is responsible for shareholder recordkeeping and financial processing for all shareholder accounts and is paid by CTB. For the six months ended November 30, 2003, the Fund paid transfer agent fees of $499,324 to CTB.

Citigroup Global Markets Inc. ("CGM"), another indirect wholly-owned subsidiary of Citigroup, acts as the Fund's distributor.

There is a maximum initial sales charge of 2.00% for Smith Barney Class A and Salomon Brothers Class A shares. There is a contingent deferred sales charge ("CDSC") of 5.00% on Smith Barney Class B and Salomon Brothers Class B shares, which applies if redemption occurs within one year from the purchase payment of a previously held fund (held by the shareholder

         15 SB Adjustable Rate Income Fund | 2003 Semi-Annual Report prior to exchange into this Fund) and declines thereafter by 1.00% per year until no CDSC is incurred. In addition, Smith Barney Class A and Salomon Brothers Class A shares have a 1.00% CDSC, which applies if redemption occurs within the one year from purchase payment. This CDSC only applies to those purchases of Smith Barney Class A and Salomon Brothers Class A shares which, when combined with current holdings of Smith Barney Class A and Salomon Brothers Class A shares, equal or exceed $500,000 in the aggregate. These purchases do not incur an initial sales charge.

For the six months ended November 30, 2003, CGM received sales charges of approximately $62,000 and $1,000 on sales of the Fund's Smith Barney Class A and Salomon Brothers Class A shares, respectively.

Smith Barney Class L shares and Salomon Brothers Class 2 shares have been issued at net asset value without an initial sales charge or CDSC. However, if you acquire Smith Barney Class L shares by exchange from another fund whose Class L shares are subject to a deferred sales charge, you will be subject to a 1.00% deferred sales charge if you redeem such shares within one year from the date of purchase of the original shares. In addition, if you acquire Salomon Brothers Class 2 shares of the Fund by exchange from a Salomon Brothers fund whose Class 2 shares are subject to a deferred sales charge, you will be subject to a deferred sales charge if you redeem the Salomon Brothers Class 2 shares of the Fund within one year from the date of purchase of the originally acquired Class 2 shares.

In addition, for the six months ended November 30, 2003, CDSCs paid to CGM were approximately $82,000, $9,000 and $12,000 for the Fund's Smith Barney Class B, Smith Barney Class L and Salomon Brothers Class 2 shares, respectively.

All officers and one Trustee of the Fund are employees of Citigroup or its affiliates.

3. Investments

During the six months ended November 30, 2003, the aggregate cost of purchases and proceeds from sales of investments (including maturities of long-term investments, but excluding paydowns and short-term investments) were as follows:

-----------------------------------------------------------------------------
Purchases                                                         $606,407,883
-----------------------------------------------------------------------------
Sales                                                              522,079,285
-----------------------------------------------------------------------------

At November 30, 2003, aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially as follows:

-----------------------------------------------------------------------------
Gross unrealized appreciation                                     $ 5,718,929
Gross unrealized depreciation                                      (9,167,425)
-----------------------------------------------------------------------------
Net unrealized depreciation                                       $(3,448,496)
-----------------------------------------------------------------------------

4. Repurchase Agreements

The Fund purchases, and the custodian takes possession of , U.S. government securities from securities dealers subject to agreements to resell the securities to the sellers at a future date (generally, the next business day), at an agreed-upon higher repurchase price. The Fund requires continual maintenance of the market value (plus accrued interest) of the collateral in amounts equal to the repurchase price.

At November 30, 2003, the Fund did not have any repurchase agreements outstanding.


         16 SB Adjustable Rate Income Fund  | 2003 Semi-Annual Report

5. Futures Contracts

Securities or cash equal to the initial margin amount are either deposited with the broker or segregated by the custodian upon entering into the futures contract. Additional securities are also segregated up to the current market value of the futures contracts. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking-to-market" on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments are received or made and recognized as assets due from or liabilities due to broker, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of ) the closing transactions and the Fund's basis in the contract. The Fund enters into such contracts typically to hedge a portion of its portfolio. The Fund bears the market risk that arises from changes in the value of the financial instruments and securities indices.

At November 30, 2003, the Fund did not have any open futures contracts.

6. Distributions Paid to Shareholders by Class

                       Six Months Ended      Year Ended
                     November 30, 2003/(1)/ May 31, 2003
--------------------------------------------------------
Smith Barney Class
 A/(2)(3)/
Net investment
 income                   $9,859,058        $20,677,881
Capital                           --            447,922
-------------------------------------------------------
Total                     $9,859,058        $21,125,803
=======================================================
Smith Barney Class
 B/(2)/
Net investment
 income                   $  284,455        $   733,037
Capital                           --             16,053
-------------------------------------------------------
Total                     $  284,455        $   749,090
=======================================================
Smith Barney Class
 L/(2)(4)/
Net investment
 income                   $9,446,722        $20,055,216
Capital                           --            437,675
-------------------------------------------------------
Total                     $9,446,722        $20,492,891
=======================================================
Smith Barney Class
 Y/(2)/
Net investment
 income                   $1,090,419        $ 1,057,789
Capital                           --             23,593
-------------------------------------------------------
Total                     $1,090,419        $ 1,081,382
=======================================================
Salomon Brothers
 Class 2
Net investment
 income                   $   37,887        $     1,609
Capital                           --                 35
-------------------------------------------------------
Total                     $   37,887        $     1,644
=======================================================
Salomon Brothers
 Class A
Net investment
 income                   $   33,138        $         4
Capital                           --                  0*
-------------------------------------------------------
Total                     $   33,138        $         4
=======================================================
Salomon Brothers
 Class B
Net investment
 income                   $      139                 --
Capital                           --                 --
-------------------------------------------------------
Total                     $      139                 --
=======================================================

(1) For the Salomon Brothers Class B shares, transactions are for the period August 7, 2003 (inception date) to November 30, 2003.
(2) On April 4, 2003, Class A, B, L and Y shares were renamed as Smith Barney Class A, Smith Barney Class B, Smith Barney Class L and Smith Barney Class Y shares, respectively.
(3) On August 5, 2002, Class I shares were renamed as Class A shares.
(4) On August 5, 2002, Class A shares were renamed as Class L shares.
 *  Amount represents less than $1.00.

         17 SB Adjustable Rate Income Fund  | 2003 Semi-Annual Report

7. Class Specific Expenses

Pursuant to a Rule 12b-1 Distribution Plan, the Fund pays a service fee with respect to Smith Barney Class A, Smith Barney Class B, Smith Barney Class L, Salomon Brothers Class 2, Salomon Brothers Class A and Salomon Brothers Class B shares, calculated at an annual rate of 0.25% of the average daily net assets of each respective class. The Fund also pays a distribution fee with respect to Smith Barney Class B, Smith Barney Class L, Salomon Brothers Class 2 and Salomon Brothers Class B shares calculated at an annual rate of 0.50% of the average daily net assets of each class, respectively. For the six months ended November 30, 2003, total Rule 12b-1 Distribution Plan fees, which are accrued daily and paid monthly, were as follows:

                     Smith Barney Smith Barney Smith Barney Salomon Brothers Salomon Brothers Salomon Brothers
                       Class A      Class B      Class L        Class 2          Class A          Class B
--------------------------------------------------------------------------------------------------------------
Rule 12b-1
 Distribution Plan
 Fees                 $1,178,457    $129,980    $4,314,599      $17,852           $4,129            $65
-------------------------------------------------------------------------------------------------------------

For the six months ended November 30, 2003, total Shareholder Servicing fees were as follows:

                     Smith Barney Smith Barney Smith Barney Smith Barney Salomon Brothers Salomon Brothers Salomon Brothers
                       Class A      Class B      Class L      Class Y        Class 2          Class A          Class B
---------------------------------------------------------------------------------------------------------------------------
Shareholder
 Servicing Fees        $320,615      $9,750      $230,800       $84            $495             $898              $6
--------------------------------------------------------------------------------------------------------------------------

For the six months ended November 30, 2003, total Shareholder Communication expenses were as follows:

                     Smith Barney Smith Barney Smith Barney Smith Barney Salomon Brothers Salomon Brothers Salomon Brothers
                       Class A      Class B      Class L      Class Y        Class 2          Class A          Class B
---------------------------------------------------------------------------------------------------------------------------
Shareholder
 Communication
 Expenses               $5,780       $2,888      $30,162        $994           $500             $250              $1
--------------------------------------------------------------------------------------------------------------------------

8. Shares of Beneficial Interest

At November 30, 2003, the Fund had an unlimited amount of shares of beneficial interest authorized with a par value of $0.001 per share. The Fund has the ability to issue multiple classes of shares. Smith Barney Class B shares are available for purchase to certain investors in the Smith Barney 401(k) Program. In addition, Smith Barney Class B shares can be purchased through exchanges. Each share represents an identical interest in the Fund and has the same rights except that each class bears certain expenses specifically related to the distribution of its shares. Effective August 5, 2002, the Fund adopted the renaming of existing Class A shares as Class L shares and existing Class I shares were renamed as Class A shares. Effective April 4, 2003, the Fund adopted the renaming of existing Class A, B, L and Y shares as Smith Barney Class A, Smith Barney Class B, Smith Barney Class L and Smith Barney Class Y shares, respectively.

         18 SB Adjustable Rate Income Fund  | 2003 Semi-Annual Report

Transactions in shares of each class were as follows:

                          Six Months Ended                Year Ended
                       November 30, 2003/(1)/      May 31, 2003/(2)(3)(4)/
                     --------------------------  ---------------------------
                        Shares        Amount        Shares        Amount
-----------------------------------------------------------------------------
Smith Barney Class
 A/(5)(6)/
Shares sold           28,044,946  $ 272,666,105  140,006,278  $1,371,402,791
Shares issued on
 reinvestment            745,469      7,233,782    1,673,978      16,399,645
Shares reacquired    (59,690,828)  (579,748,292) (72,691,318)   (711,861,965)
----------------------------------------------------------------------------
Net Increase
 (Decrease)          (30,900,413) $(299,848,405)  68,988,938  $  675,940,471
============================================================================
Smith Barney Class
 B/(6)/
Shares sold            1,054,605  $  10,148,886    4,630,433  $   44,992,944
Shares issued on
 reinvestment             23,762        228,398       62,929         611,088
Shares reacquired     (1,604,352)   (15,439,263)  (1,985,871)    (19,283,390)
----------------------------------------------------------------------------
Net Increase
 (Decrease)             (525,985) $  (5,061,979)   2,707,491  $   26,320,642
============================================================================
Smith Barney Class
 L/(6)(7)/
Shares sold           26,555,567  $ 257,284,472  154,208,613  $1,504,159,271
Shares issued on
 reinvestment            775,354      7,491,120    1,723,038      16,806,585
Shares reacquired    (60,075,699)  (580,963,746) (69,110,809)   (673,997,166)
----------------------------------------------------------------------------
Net Increase
 (Decrease)          (32,744,778) $(316,188,154)  86,820,842  $  846,968,690
============================================================================
Smith Barney Class
 Y/(6)/
Shares sold            8,246,061  $  80,013,362   12,444,949  $  122,007,172
Shares issued on
 reinvestment            103,681      1,005,634      110,855       1,085,379
Shares reacquired     (7,950,310)   (77,064,235)  (5,052,568)    (49,438,115)
----------------------------------------------------------------------------
Net Increase             399,432  $   3,954,761    7,503,236  $   73,654,436
============================================================================
Salomon Brothers
 Class 2
Shares sold              835,050  $   8,094,851      197,020  $    1,918,969
Shares issued on
 reinvestment              3,258         31,443          165           1,611
Shares reacquired       (472,473)    (4,572,365)     (30,801)       (300,000)
----------------------------------------------------------------------------
Net Increase             365,835  $   3,553,929      166,384  $    1,620,580
============================================================================
Salomon Brothers
 Class A
Shares sold              848,938  $   8,236,917          204  $        1,993
Shares issued on
 reinvestment              3,418         33,134           --               4
Shares reacquired        (20,749)      (201,181)          --              --
----------------------------------------------------------------------------
Net Increase             831,607  $   8,068,870          204  $        1,997
============================================================================
Salomon Brothers
 Class B
Shares sold                2,867  $      27,554           --              --
Shares issued on
 reinvestment                 15            139           --              --
Shares reacquired             --             --           --              --
----------------------------------------------------------------------------
Net Increase               2,882  $      27,693           --              --
============================================================================

(1)For Salomon Brothers Class B shares, transactions are for the period August 7, 2003 (inception date) to November 30, 2003.
(2)For Smith Barney Class Y shares, transactions are for the period October 17, 2002 (inception date) to May 31, 2003.
(3)For Salomon Brothers Class 2 shares, transactions are for the period May 12, 2003 (inception date) to May 31, 2003.
(4)For Salomon Brothers Class A shares, transactions are for the period April 22, 2003, (inception date) to May 31, 2003.
(5)On August 5, 2002, Class I shares were renamed as Class A shares.
(6)On April 4, 2003, Class A, B, L and Y shares were renamed as Smith Barney Class A, Smith Barney Class B, Smith Barney Class L and Smith Barney Class Y shares, respectively.
(7)On August 5, 2002, Class A shares were renamed as Class L shares.

         19 SB Adjustable Rate Income Fund  | 2003 Semi-Annual Report

9. Additional Information

The Fund has received the following information from Citigroup Asset Management ("CAM"), the Citigroup business unit which includes the Fund's Investment Manager and other investment advisory companies, all of which are indirect, wholly-owned subsidiaries of Citigroup. CAM is reviewing its entry, through an affiliate, into the transfer agent business in the period 1997-1999. As CAM currently understands the facts, at the time CAM decided to enter the transfer agent business, CAM sub-contracted for a period of five years certain of the transfer agency services to a third party and also concluded a revenue guarantee agreement with this sub-contractor providing that the sub-contractor would guarantee certain benefits to CAM or its affiliates (the "Revenue Guarantee Agreement"). In connection with the subsequent purchase of the sub-contractor's business by an affiliate of the current sub-transfer agent (PFPC Inc.) used by CAM on many of the funds it manages, this Revenue Guarantee Agreement was amended, eliminating those benefits in exchange for arrangements that included a one-time payment from the sub-contractor.

The Boards of CAM-managed funds (the "Boards") were not informed of the Revenue Guarantee Agreement with the sub-contractor at the time the Boards considered and approved the transfer agent arrangements. Nor were the Boards informed of the subsequent amendment to the Revenue Guarantee Agreement when that occurred.

CAM has begun to take corrective actions. CAM will pay to the applicable funds $16 million (plus interest) that CAM and its affiliates received from the Revenue Guarantee Agreement and its amendment. CAM also plans an independent review to verify that the transfer agency fees charged by CAM were fairly priced as compared to competitive alternatives. CAM is instituting new procedures and making changes designed to ensure no similar arrangements are entered into in the future.

CAM has briefed the SEC, the New York State Attorney General and other regulators with respect to this matter, as well as the U.S. Attorney who is investigating the matter. CAM is cooperating with governmental authorities on this matter, the ultimate outcome of which is not yet determinable.


         20 SB Adjustable Rate Income Fund  | 2003 Semi-Annual Report

 Financial Highlights

For a share of each class of beneficial interest outstanding throughout each year ended May 31, unless otherwise noted:

Smith Barney Class A Shares/(1)/            2003/(2)(3)/  2003/(3)/  2002/(3)/  2001/(3)/ 2000/(3)/ 1999/(3)/
-------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period         $9.78          $9.80      $9.85     $9.66      $9.78     $9.87
---------------------------------------- -------------------------------------------------------------
Income (Loss) From Operations:
 Net investment income                        0.07           0.21       0.36      0.57       0.52      0.45
 Net realized and unrealized gain (loss)     (0.08)          0.07       0.03      0.21      (0.08)     0.03
---------------------------------------- -------------------------------------------------------------
Total Income (Loss) From Operations          (0.01)          0.28       0.39      0.78       0.44      0.48
---------------------------------------- -------------------------------------------------------------
Less Distributions From:
 Net investment income                       (0.10)         (0.29)     (0.44)    (0.59)     (0.54)    (0.54)
 Capital                                        --          (0.01)        --        --      (0.02)    (0.03)
---------------------------------------- -------------------------------------------------------------
Total Distributions                          (0.10)         (0.30)     (0.44)    (0.59)     (0.56)    (0.57)
---------------------------------------- -------------------------------------------------------------
Net Asset Value, End of Period               $9.67          $9.78      $9.80     $9.85      $9.66     $9.78
---------------------------------------- -------------------------------------------------------------
Total Return                                 (0.08)%++       2.87%      4.08%     8.26%      4.58%     4.99%
---------------------------------------- -------------------------------------------------------------
Net Assets, End of Period (millions)          $778         $1,089       $416       $65        $30       $25
---------------------------------------- -------------------------------------------------------------
Ratios to Average Net Assets:
 Expenses                                     0.93%+         0.95%      1.29%     3.01%      2.22%     2.83%
 Net investment income                        1.46+          2.13       3.68      5.88       5.38      4.90
---------------------------------------- -------------------------------------------------------------
Portfolio Turnover Rate                         24%            15%        49%       63%       164%      155%
---------------------------------------- -------------------------------------------------------------

Smith Barney Class B Shares/(4)/           2003/(2)(3)/   2003/(3)/ 2002/(3)/   2001/(3)/ 2000/(3)/ 1999/(3)/
-------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period         $9.69          $9.72      $9.78     $9.60      $9.74     $9.84
---------------------------------------- -------------------------------------------------------------
Income (Loss) From Operations:
 Net investment income                        0.05           0.16       0.31      0.50       0.48      0.45
 Net realized and unrealized gain (loss)     (0.08)          0.06       0.02      0.21      (0.11)    (0.04)
---------------------------------------- -------------------------------------------------------------
Total Income (Loss) From Operations          (0.03)          0.22       0.33      0.71       0.37      0.41
---------------------------------------- -------------------------------------------------------------
Less Distributions From:
 Net investment income                       (0.08)         (0.24)     (0.39)    (0.53)     (0.49)    (0.48)
 Capital                                        --          (0.01)        --        --      (0.02)    (0.03)
---------------------------------------- -------------------------------------------------------------
Total Distributions                          (0.08)         (0.25)     (0.39)    (0.53)     (0.51)    (0.51)
---------------------------------------- -------------------------------------------------------------
Net Asset Value, End of Period               $9.58          $9.69      $9.72     $9.78      $9.60     $9.74
---------------------------------------- -------------------------------------------------------------
Total Return                                 (0.32)%++       2.28%      3.43%     7.60%      3.86%     4.30%
---------------------------------------- -------------------------------------------------------------
Net Assets, End of Period (000s)           $32,065        $37,531    $11,316    $2,929     $3,953    $1,871
---------------------------------------- -------------------------------------------------------------
Ratios to Average Net Assets:
 Expenses                                     1.44%+         1.47%      1.78%     3.63%      2.91%     3.34%
 Net investment income                        0.98+          1.68       3.18      5.28       4.93      4.55
---------------------------------------- -------------------------------------------------------------
Portfolio Turnover Rate                         24%            15%        49%       63%       164%      155%
---------------------------------------- -------------------------------------------------------------

(1)On August 5, 2002, Class I shares were renamed as Class A shares. On April
   4, 2003, Class A shares were renamed as Smith Barney Class A shares.
(2)For the six months ended November 30, 2003 (unaudited).
(3)Per share amounts have been calculated using the monthly average shares method.
(4)On April 4, 2003, Class B shares were renamed as Smith Barney Class B shares. ++Total return is not annualized, as it may not be representative of the total return for the year.
+ Annualized.

         21 SB Adjustable Rate Income Fund  | 2003 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended May 31, unless otherwise noted:

Smith Barney Class L Shares/(1)/           2003/(2)(3)/    2003/(3)/     2002/(3)/   2001/(3)/   2000/(3)/   1999/(3)/
----------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period          $9.74          $9.76        $9.81      $9.62       $9.75       $9.86
-----------------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
 Net investment income                         0.05           0.16         0.32       0.50        0.46        0.45
 Net realized and unrealized gain (loss)      (0.08)          0.07         0.02       0.23       (0.08)      (0.04)
-----------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations           (0.03)          0.23         0.34       0.73        0.38        0.41
-----------------------------------------------------------------------------------------------------------------
Less Distributions From:
 Net investment income                        (0.08)         (0.25)       (0.39)     (0.54)      (0.49)      (0.49)
 Capital                                         --          (0.00)*         --         --       (0.02)      (0.03)
-----------------------------------------------------------------------------------------------------------------
Total Distributions                           (0.08)         (0.25)       (0.39)     (0.54)      (0.51)      (0.52)
-----------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                $9.63          $9.74        $9.76      $9.81       $9.62       $9.75
-----------------------------------------------------------------------------------------------------------------
Total Return                                  (0.31)%++       2.38%        3.55%      7.74%       3.98%       4.25%
-----------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (millions)           $962         $1,292         $447       $102         $98         $98
-----------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
 Expenses                                      1.41%+         1.42%        1.76%      3.60%       2.64%       3.32%
 Net investment income                         0.99+          1.65         3.21       5.35        4.84        4.55
-----------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                          24%            15%          49%        63%        164%        155%
-----------------------------------------------------------------------------------------------------------------
Smith Barney Class Y Shares/(4)/           2003/(2)(3)/   2003/(3)(5)/
----------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period          $9.78          $9.81
-----------------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
 Net investment income                         0.09           0.13
 Net realized and unrealized gain (loss)      (0.08)          0.02
-----------------------------------------------------------------------------------------------------------------
Total Income From Operations                   0.01           0.15
-----------------------------------------------------------------------------------------------------------------
Less Distributions From:
 Net investment income                        (0.12)         (0.18)
 Capital                                         --          (0.00)*
-----------------------------------------------------------------------------------------------------------------
Total Distributions                           (0.12)         (0.18)
-----------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                $9.67          $9.78
-----------------------------------------------------------------------------------------------------------------
Total Return++                                 0.08%          1.55%
-----------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (000s)            $76,429        $73,390
-----------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets+:
 Expenses                                      0.61%          0.65%
 Net investment income                         1.71           2.14
-----------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                          24%            15%
-----------------------------------------------------------------------------------------------------------------

(1)On August 5, 2002, Class A shares were renamed as Class L Shares. On April
   4, 2003, Class L shares were renamed as Smith Barney Class L shares.
(2)For the six months ended November 30, 2003 (unaudited).
(3)Per share amounts have been calculated using the monthly average shares method.
(4)On April 4, 2003, Class Y shares were renamed as Smith Barney Class Y shares.
(5)For the period October 17, 2002 (inception date) to November 30, 2002.
++ Total return is not annualized, as it may not be representative of the total return for the year.
+  Annualized.
*  Amount represents less than $0.01 per share.

         22 SB Adjustable Rate Income Fund  | 2003 Semi-Annual Report

                              SB ADJUSTABLE RATE
                                  INCOME FUND



         TRUSTEES                     INVESTMENT ADVISER
         Allan J. Bloostein           AND ADMINISTRATOR
         Dwight B. Crane              Smith Barney Fund Management LLC
         Paolo M. Cucchi
         Robert A. Frankel            DISTRIBUTOR
         R. Jay Gerken, CFA           Citigroup Global Markets Inc.
           Chairman
         Paul Hardin                  CUSTODIAN
         William R. Hutchinson        State Street Bank and
         George M. Pavia                Trust Company

         OFFICERS                     TRANSFER AGENT
         R. Jay Gerken, CFA           Citicorp Trust Bank, fsb.
         President and Chief          125 Broad Street, 11th Floor
         Executive Officer            New York, New York 10004

         Andrew B. Shoup              SUB-TRANSFER AGENT
         Senior Vice President and    PFPC Inc.
         Chief Administrative Officer P.O. Box 9699
                                      Providence, Rhode Island
         Richard L. Peteka            02940-9699
         Chief Financial Officer
         and Treasurer

         David A. Torchia
         Vice President and
         Investment Officer

         Theresa M. Veres
         Vice President and
         Investment Officer

         Kaprel Ozsolak
         Controller

         Robert I. Frenkel
         Secretary and
         Chief Legal Officer

   SB Adjustable Rate Income Fund



   A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by telephoning the Fund (toll-free) at 1-800-451-2010 and by visiting the SEC's web site at www.sec.gov.



 This report is submitted for the general information of the shareholders of SB Adjustable Rate Income Fund, but it may also be used as sales literature when preceded or accompanied by the current Prospectus, which gives details about charges, expenses, investment objectives and operating policies of the Fund. If used as sales material after February 29, 2004, this report must be accompanied by performance information for the most recently completed calendar quarter.

 SB ADJUSTABLE RATE INCOME FUND
 Smith Barney Mutual Funds
 125 Broad Street
 10th Floor, MF-2
 New York, New York 10004

 For complete information on any Smith Barney Mutual Funds, including management fees and expenses, call or write your financial professional for a free prospectus. Read it carefully before you invest or send money.

 www.smithbarneymutualfunds.com



 (C)2003 Citigroup Global Markets Inc.
 Member NASD, SIPC

 FD0301 1/04                                                             03-5880

                                    [GRAPHIC]



November 30, 2003

SEMI-ANNUAL
REPORT

[LOGO]

                         Salomon Brothers Mutual Funds




      SB Adjustable Rate Income Fund
                                                      . Salomon Brothers
                                                      Classes of Shares


--------------------------------------------------------------------------------


            NOT FDIC INSURED . NOT BANK GUARANTEED . MAY LOSE VALUE

Dave Torchia[PHOTO]           Theresa M. Veres[PHOTO]

    DAVID A. TORCHIA            THERESA M. VERES
    PORTFOLIO MANAGER           PORTFOLIO
                                MANAGER

    DAVID A. TORCHIA

    David A. Torchia has more than 19 years of securities business experience. Mr. Torchia holds a BS from the University of Pittsburgh and an MBA in Finance from Lehigh University.

    THERESA M. VERES

    Theresa M. Veres has more than 14 years of securities business experience. Ms. Veres holds a BS in Finance and Marketing from Drexel University.

    FUND OBJECTIVE

    The fund seeks to provide high current income and to limit the degree of fluctuation of its NAV resulting from movements in interest rates. The fund will invest at least 80% of its net assets in adjustable rate securities, which may include U.S. government securities. Also, the fund invests up to 20% of its net assets in short duration corporate and U.S. government fixed rate debt securities.

    FUND FACTS

    MANAGERS' INVESTMENT
    INDUSTRY EXPERIENCE
    -------------------
    19 Years (David A. Torchia)
    14 Years (Theresa M. Veres)




 Semi-Annual Report . November 30, 2003

 SB ADJUSTABLE RATE INCOME FUND

What's Inside

Letter from the Chairman..............................................  1

Schedule of Investments...............................................  3

Statement of Assets and Liabilities................................... 12

Statement of Operations............................................... 13

Statements of Changes in Net Assets................................... 14

Notes to Financial Statements......................................... 15

Financial Highlights.................................................. 21

Letter from the Chairman

[PHOTO] R. Jay Gerken
R. JAY GERKEN, CFA
Chairman, President and Chief Executive Officer

Dear Shareholder,

Signs suggesting a sharp pick-up in the pace of economic growth and rising long-term Treasury bond yields dealt a blow to the bond market over the summer. During this choppy market environment, however, the adjustable-rate holdings in your fund experienced significantly less volatility than the broader Treasury bond market.

Performance Review

For the six months ended November 30, 2003, Salomon Brothers Class A shares of the SB Adjustable Rate Income Fund, excluding sales charges, returned -0.08%. These shares underperformed the fund's unmanaged benchmark, the Citigroup 6-month U.S. Treasury Bill Index,/i/ which returned 0.54% over the period. Their performance also just fell short of the fund's Lipper adjustable-rate mortgage funds category average, which returned 0.07% for the same period./1/ Performance for different classes will vary as a result of different fees and expenses.

                             PERFORMANCE SNAPSHOT
                            AS OF NOVEMBER 30, 2003
                           (excluding sales charges)

                                                       6 Months

Salomon Brothers Class A Shares                         -0.08%

Citigroup 6-month U.S. Treasury Bill Index               0.54%

Merrill Lynch 1-3 Year Treasury Index                    0.15%

Lipper Adjustable-Rate Mortgage Funds Category Average   0.07%

All figures represent past performance and are not a guarantee of future results. Principal value and investment returns will fluctuate and investors' shares, when redeemed may be worth more or less than their original cost.

Class A share returns assume the reinvestment of income dividends and capital gains distributions at net asset value and the deduction of all fund expenses. Returns have not been adjusted to include sales charges that may apply when shares are purchased or the deduction of taxes that a shareholder would pay on fund distributions. Excluding sales charges, Smith Barney Class A shares returned -0.08%, Smith Barney Class B shares returned -0.32%, Smith Barney Class L shares returned -0.31%, Smith Barney Class Y shares returned 0.08% and Salomon Brothers Class 2 shares returned -0.22% over the six months ended November 30, 2003. Salomon Brothers Class B shares returned 0.19% since its inception on August 7, 2003.

All index performance reflects no deduction for fees, expenses or taxes. The Citigroup 6-month U.S. Treasury Bill Index consists of one six-month United States Treasury bill whose return is tracked until its maturity. The Merrill Lynch 1-3 Year Treasury Index is a market capitalization-weighted index including all U.S. Treasury notes and bonds with maturities greater than or equal to one year and less than three years. Please note that an investor cannot invest directly in an index.

Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the six-month period ended November 30, 2003, calculated among 16 funds in the fund's Lipper category including the reinvestment of dividends and capital gains, if any, and excluding sales charges.


1 Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the six-month period ended November 30, 2003, calculated among 16 funds in the fund's Lipper category including the reinvestment of dividends and capital gains, if any, and excluding sales charges.


          1 SB Adjustable Rate Income Fund  | 2003 Semi-Annual Report

Given the uncertain interest rate environment, investing in fixed-income securities with a professional fund manager may be a more prudent strategy than buying them directly. Fund managers can provide the diversification and thorough credit analysis that is so important in managing risk. Consult your financial adviser to help you determine your proper allocation to fixed-income securities based on your risk/reward profile and to explore the role they can play in pursuing your long-term financial goals.

Special Notice to Shareholders

On June 2, 2003 your fund changed its benchmark to the Citigroup 6-Month U.S. Treasury Bill Index from the Merrill Lynch 1-3 Year Treasury Index/ii/ which returned 0.16% over the reporting period. The adjustment was made because Management believed the new benchmark more appropriately reflected the investment strategy used by the fund.

Information About Your Fund

In recent months several issues in the mutual fund industry have come under the scrutiny of federal and state regulators. The fund's Adviser and some of its affiliates have received requests for information from various government regulators regarding market timing, late trading, fees and other mutual fund issues in connection with various investigations. The fund has been informed that the Adviser and its affiliates are responding to those information requests, but are not in a position to predict the outcome of these requests and investigations.

As always, thank you for your confidence in our stewardship of your assets. We look forward to helping you continue to meet your financial goals.

Sincerely,

/s/ R Jay Gerken

R. Jay Gerken, CFA
Chairman, President and Chief Executive Officer

December 18, 2003

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

Portfolio holdings and breakdowns are as of November 30, 2003, and are subject to change. Please refer to pages 3 through 11 for a list and percentage breakdown of the fund's holdings.

All index performance reflects no deduction for fees, expenses or taxes.

i The Citigroup 6-month U.S. Treasury Bill Index consists of one six-month United States Treasury bill whose return is tracked until its maturity. Please note that an investor cannot invest directly in an index.
ii The Merrill Lynch 1-3 Year Treasury Index is a market capitalization-weighted index including all U.S. Treasury notes and bonds with maturities greater than or equal to one year and less than three years. Please note that an investor cannot invest directly in an index.

          2 SB Adjustable Rate Income Fund  | 2003 Semi-Annual Report

Schedule of Investments
November 30, 2003 (unaudited)

--------------------------------------------------------------------------------

    Face
   Amount                         Security                            Value
--------------------------------------------------------------------------------
ADJUSTABLE-RATE SECURITIES -- 88.4%
ASSET-BACKED SECURITIES -- 26.1%
$ 15,000,000 Advanta Business Card Master Trust, Series 2003-B,
              Class A, 1.470% due 12/22/08...................... $    15,031,791
  23,750,000 AmeriCredit Automobile Receivables Trust, Series
              2003-AM, Class A4B, 1.590% due 11/6/09............      23,816,635
   3,333,735 Ameriquest Mortgage Securities Inc., Series
              2001-1, Class A, 1.409% due 6/25/31...............       3,331,641
             Amortizing Residential Collateral Trust:
  10,000,000  Series 2002-BC4, Class M1, 1.819% due 7/25/32.....       9,995,004
   7,916,051  Series 2002-BC6, Class A2, 1.469% due 8/25/32.....       7,912,440
  14,027,541  Series 2002-BC10, Class A3, 1.549% due 1/25/33....      14,060,241
   7,757,708 Asset-Backed Securities Corp. Home Equity Loan
              Trust, Series 2003-HE3, Class A2, 1.470% due
              6/15/33...........................................       7,750,332
             Bayview Financial Acquisition Trust:
   3,000,000  Series 2001-CA, Class A1, 1.489% due 8/25/36 (a)..       2,985,420
   8,060,653  Series 2001-DA, Class A, 1.499% due 11/25/31 (a)..       8,074,577
  12,500,000  Series 2002-BA, Class A2, 1.769% due 3/25/35 (a)..      12,538,790
   7,886,860  Series 2003-BA, Class M1, 2.619% due 4/25/33 (a)..       7,904,090
  10,192,778  Series 2003-E, Class A, 1.619% due 10/28/34.......      10,192,778
             Bear Stearns Asset-Backed Securities Trust:
  12,614,547  Series 2003-1, Class A1, 1.619% due 11/25/42......      12,648,824
   9,768,842  Series 2003-SD3, Class A, 1.599% due 12/25/42.....       9,791,740
             Business Loan Express, Class A:
     614,801  Series 1998-1, 3.000% due 1/15/25 (a).............         594,820
   7,634,984  Series 2001-2A, 1.699% due 1/25/28 (a)............       7,569,017
   4,096,648  Series 2002-1A, 1.669% due 7/25/28 (a)............       4,055,706
  14,709,239  Series 2003-AA, 2.070% due 5/15/29 (a)............      14,787,345
   4,250,000 Capital One Multi-Asset Execution Trust, Series
              2003-A3, Class A3, 1.370% due 5/16/11.............       4,283,552
             CDC Mortgage Capital Trust:
     990,732  Series 2002-HE1, Class A, 1.429% due 1/25/33......         991,178
   5,901,938  Series 2002-HE3, Class A2, 1.659% due 12/27/32....       5,929,896
   3,000,000 Circuit City Credit Card Master Trust, Series
              2003-2, Class A, 1.550% due 4/15/11...............       3,014,638
  10,985,750 Countrywide Asset-Backed Certificates, Series
              2002-6, Class AV1, 1.549% due 5/25/33.............      11,003,867
   6,631,603 Credit Based Asset Servicing and Securitization,
              Series 2003-RP1, Class A, 1.669% due 3/25/33 (a)..       6,622,318
   7,502,069 First Franklin Mortgage Loan Trust, Series
              2002-FF3, Class A2, 1.579% due 8/25/32............       7,523,479
             First North American National Bank, Class A:
   4,500,000  Series 2002-A, 1.440% due 7/16/11.................       4,515,618
  15,200,000  Series 2003-A, 1.600% due 5/16/11.................      15,276,178
   1,943,028 Household Consumer Loan Trust, Series 1997-2,
              Class A1, 1.300% due 11/15/07.....................       1,944,243
  11,394,934 Household Home Equity Loan Trust, Series 2002-4,
              Class A, 1.670% due 10/20/32......................      11,443,224
  10,652,814 Indymac Home Equity Loan Asset-Backed Trust,
              Series 2001-B, Class AV, 1.369% due 4/25/31.......      10,655,596
   4,298,099 Long Beach Asset Holdings Corp. NIM Trust, Series
              2002-3, Class Note, 1.669% due 8/25/09 (a)........       4,298,099
   8,101,022 Long Beach Mortgage Loan Trust, Series 2003-1,
              Class A2, 1.519% due 3/25/33......................       8,113,240
  15,673,789 MASTR Asset-Backed Securities Trust, Series
              2003-OPT1, Class A2, 1.539% due 12/25/32..........      15,705,651
   1,585,000 Metris Master Trust, Series 2001-1, Class A,
              1.340% due 12/20/07...............................       1,585,984
  10,500,000 Metris Secured Note Trust, Series 2001-3, Class A,
              1.350% due 7/21/08................................      10,370,658
     915,244 Missouri Higher Education Loan Authority, Series
              1997, Class P, 1.570% due 7/25/08.................         915,244
             MMCA Auto Lease Trust:
   7,260,000  Series 2002-1, Class A4, 1.400% due 1/15/10.......       7,192,237
  25,000,000  Series 2002-A, Class A3, 1.470% due 9/15/06 (a)...      25,061,548
             The Money Store Business Loan-Backed Certificates,
             Class A:
     944,772  Series 1997-1, 1.900% due 4/15/28.................         930,426
     547,773  Series 1997-2, 1.800% due 2/15/29.................         539,038
             The Money Store SBA Loan-Backed Adjustable Rate
             Certificates, Class A:
     222,587  Series 1996-2, 1.860% due 4/15/24.................         215,968
     482,626  Series 1997-1, 1.750% due 1/15/25.................         454,038

                      See Notes to Financial Statements.

          3 SB Adjustable Rate Income Fund  | 2003 Semi-Annual Report

Schedule of Investments
(unaudited) (continued)

--------------------------------------------------------------------------------

    Face
   Amount                         Security                            Value
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES -- 26.1% (continued)
             Morgan Stanley Capital I Inc. Trust:
$  8,000,000  Series 2003-HE1, Class A4, 1.619% due 5/25/33..... $     8,016,658
  12,848,892  Series 2003-NC2, Class A3, 1.549% due 2/25/33.....      12,866,276
  10,973,684 New Century Home Equity Loan Trust, Series 2003-2,
              Class A2, 1.549% due 1/25/33......................      11,003,313
   3,500,000 Nordstrom Credit Card Master Note Trust, Series
              2002-1A, Class A, 1.390% due 10/13/10 (a).........       3,500,000
             NovaStar Mortgage Funding Trust:
   1,035,127  Series 2000-2, Class A1, 1.399% due 1/25/31.......       1,037,399
   8,012,556  Series 2003-1, Class A2, 1.509% due 5/25/33.......       8,017,560
  10,000,000  Series 2003-1, Class M1, 2.069% due 5/25/33.......      10,062,568
   5,548,786 Oakwood Mortgage Investors Inc., Series 2001-E,
              Class A1, 1.420% due 3/15/14......................       4,417,993
             Option One Mortgage Loan Trust:
  21,795,596  Series 2003-1, Class A2, 1.539% due 2/25/33.......      21,864,762
  10,000,000  Series 2003-1, Class M1, 2.019% due 2/25/33.......      10,107,535
  12,429,845 Renaissance Home Equity Loan Trust, Series 2003-1,
              Class A, 1.549% due 6/25/33.......................      12,456,822
             Saxon Asset Securities Trust:
   8,224,004  Series 2002-3, Class AV, 1.519% due 12/25/32......       8,240,960
   5,000,000  Series 2003-1, Class M1, 1.819% due 6/25/33.......       5,021,091
     566,702 Sequoia Mortgage Trust 2, Series 2, Class A1,
              2.390% due 10/25/24...............................         572,910
     102,216 SLM Student Loan Trust, Series 2000-3, Class A1L,
              1.236% due 4/25/08................................         102,269
   7,926,901 Specialty Underwriting & Residential Finance
              Trust, Series 2003-BC1, Class A, 1.459% due
              1/25/34...........................................       7,924,392
             Structured Asset Investment Loan Trust:
   3,490,459  Series 2003-BC2, Class A3, 1.469% due 4/25/33.....       3,491,165
   9,553,867  Series 2003-BC9, Class 3A3, 1.469% due 8/25/33....       9,557,195
  11,154,000  Series 2003-BC10, Class 3A5, 1.599% due 10/25/33..      11,140,058
   2,325,104 Textron Financial Corp. Receivables Trust, Series
              2001-A, Class A3, 1.490% due 2/20/09 (a)..........       2,323,244
                                                                 ---------------
             TOTAL ASSET-BACKED SECURITIES (Cost --
             $483,103,174)......................................     483,351,279
                                                                 ---------------
COLLATERALIZED MORTGAGE OBLIGATIONS -- 23.7%
   6,427,519 Bank of America Mortgage Securities, Inc., Series
              2003-B, Class 1A1, 3.002% due 3/25/33.............       6,480,082
     996,784 Bank One Mortgage-Backed Pass-Through
              Certificates, Series 2000-2, Class 2A, 3.952% due
              3/15/30...........................................       1,006,152
   5,786,800 Bear Stearns ARM Trust, Series 2002-5, Class 1A,
              4.226% due 6/25/32................................       5,854,643
   9,775,586 Bear Stearns Asset-Backed Securities Trust, Series
              2003-AC5, Class A3, 1.719% due 10/25/33...........       9,781,703
  18,000,000 Commercial Mortgage Pass-Through Certificates,
              Series 2002-FL7, Class A2, 1.470% due 11/15/14 (a)      18,006,512
  12,108,507 Countrywide Alternative Loan Trust, Series
              2003-21T1, Class A6, 1.619% due 12/25/33..........      12,108,507
             Countrywide Home Loans Mortgage Pass-Through Trust:
   5,637,480  Series 2001-HYB1, Class 1A1, 3.370% due 6/19/31...       5,586,370
  10,075,334  Series 2002-26, Class A4, 1.619% due 12/25/17.....      10,116,610
   3,569,760  Series 2003-1, Class 1A16, 1.619% due 3/25/33.....       3,575,528
   9,456,176  Series 2003-15, Class 1A1, 1.619% due 6/25/18.....       9,455,253
  12,832,863  Series 2003-20, Class 3A6, 1.569% due 7/25/18.....      12,796,473
  20,662,154  Series 2003-37, Class 2A1, 4.393% due 9/25/33.....      20,415,834
  15,268,776  Series 2003-HYB3, Class 7A1, 3.884% due 11/19/33..      14,969,549
   5,657,469 Credit Based Asset Servicing and Securitization,
              Series 2002-CB6, Class 2A1, 1.619% due 1/25/33....       5,678,862
   6,142,298 Deutsche Mortgage Securities, Inc., Series 2002-1,
              Class A3, 1.519% due 1/25/33......................       6,150,159
   4,896,229 First Republic Mortgage Loan Trust, Series
              2000-FRB1, Class A2, 3.967% due 6/25/30...........       4,916,648
             GMAC Commercial Mortgage Asset Corp.:
   1,203,968  Series 2001-FLAA, Class A1, 1.420% due 6/15/13 (a)       1,204,600
   7,490,719  Series 2003-SNFA, Class A, 1.920% due 1/17/18 (a).       7,490,719
   2,998,730 GS Mortgage Securities Corp., Series 2000-1A,
              Class A, 1.470% due 3/20/23 (a)...................       2,996,383
     928,818 IFC SBA Loan-Backed Adjustable Rate Certificates,
              Series 1997-1, Class A, 2.000% due 1/15/24 (a)....         910,242

                      See Notes to Financial Statements.

          4 SB Adjustable Rate Income Fund  | 2003 Semi-Annual Report

Schedule of Investments
(unaudited) (continued)

--------------------------------------------------------------------------------

    Face
   Amount                         Security                            Value
--------------------------------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS -- 23.7% (continued)
             IMPAC CMB Trust:
$  2,706,419  Series 2001-2, Class A2, 1.519% due 11/25/31...... $     2,715,777
   4,485,760  Series 2001-4, Class M1, 2.269% due 12/25/31......       4,503,042
   4,219,038  Series 2003-3, Class M1, 1.969% due 3/25/33.......       4,247,658
   3,835,426  Series 2003-9F, Class A1, 1.519% due 7/25/33......       3,834,828
   4,657,962 J.P. Morgan Commercial Mortgage Finance Corp.,
              Series 2000-FL1, Class C, 1.910% due 4/15/10 (a)..       4,658,774
  12,292,255 MASTR Alternative Loans Trust, Series 2003-7,
              Class 7A1, 1.519% due 11/25/33....................      12,290,594
   4,524,150 MASTR ARM Trust Corp., Series 2003-3, Class 3A1,
              4.831% due 9/25/33................................       4,588,478
  10,316,771 MASTR Asset Securitization Trust, Series 2002-NC1,
              Class A2, 1.559% due 10/25/32.....................      10,340,464
   4,807,811 Merit Securities Corp., Series 11PA, Class B1,
              2.319% due 9/28/32 (a)............................       4,769,557
             Merrill Lynch Mortgage Investors, Inc.:
   4,918,529  Series 2002-A3, Class 2A1, 4.290% due 9/25/32.....       4,961,435
  13,297,486  Series 2003-A5, Class 2A3, 3.246% due 8/25/33.....      13,268,759
             MLCC Mortgage Investors, Inc.:
     499,815  Series 1997-B, Class A, 1.400% due 3/16/26........         499,316
     209,317  Series 1999-A, Class A, 1.500% due 3/15/25........         209,546
  18,015,546  Series 2003-A, Class 2A2, 1.635% due 3/25/28......      18,024,941
             Residential Asset Securitization Trust:
  14,060,487  Series 2003-A3, Class A, 1.569% due 4/25/33.......      14,099,266
   7,834,586  Series 2003-A5, Class A5, 1.620% due 6/25/33......       7,825,813
   9,698,253  Series 2003-A11, Class A2, 1.570% due 11/25/33....       9,698,253
   8,256,024 Residential Funding Mortgage Securities Trust,
              Series 2003-S10, Class A2, 1.519% due 6/25/33.....       8,220,097
     310,699 Ryland Mortgage Securities Corp., Series 1994-3,
              Class A2, 4.581% due 10/25/31.....................         310,796
   5,886,547 Saco I Inc., Series 2002-1, Class A, 1.569% due
              9/25/32 (a).......................................       5,886,194
             Structured Asset Mortgage Investments Trust:
              Series 2002-AR1:
   7,594,821    Class 1A, 4.067% due 3/25/32....................       7,692,545
  13,254,153    Class 2A, 3.229% due 3/25/32....................      13,376,725
  12,119,765  Series 2003-CL1, Class 1F2, 1.719% due 7/25/32....      12,143,889
             Structured Asset Securities Corp.:
   9,071,111  Series 2002-11A, Class 1A1, 2.756% due 6/25/32....       9,179,494
  21,768,270  Series 2002-16A, Class 1A1, 3.598% due 8/25/32....      22,090,373
  15,614,595  Series 2002-18A, Class 1A1, 3.587% due 9/25/32....      16,035,499
   8,974,403  Series 2003-3XS, Class A2, 3.420% due 3/25/33.....       9,023,916
   4,794,649  Series 2003-8, Class 2A9, 1.619% due 4/25/33......       4,798,348
  18,231,258  Series 2003-BC1, Class A, 1.619% due 5/25/32......      18,292,945
             Washington Mutual Mortgage Securities Corp.,
              Mortgage Pass-Through Certificates:
     541,908  Series 2001-9, Class 1A1, 3.872% due 4/25/28......         536,160
   9,967,212  Series 2002-AR1, Class 1A1, 3.900% due 11/25/30...      10,080,716
  10,000,000  Series 2003-AR10, Class A2, 2.600% due 10/25/33...      10,037,156
   6,515,717  Series 2003-S4, Class 2A9, 2.269% due 6/25/33.....       6,517,571
   5,313,004 Wells Fargo Mortgage-Backed Securities Trust,
              Series 2003-A, Class A3, 3.650% due 2/25/33.......       5,314,150
                                                                 ---------------
             TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost --
             $441,046,606)......................................     439,573,904
                                                                 ---------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 38.5%

Federal Home Loan Bank -- 0.8%
  15,000,000 Federal Home Loan Bank, Conversion Bonds, Series
              7F-8006, 1.440% due 3/10/06 (Cost -- $15,000,000).      14,999,445
                                                                 ---------------

Federal Home Loan Mortgage Corporation (FHLMC) -- 8.5%
     273,326 FHLMC, Series 1401, Class IA, 2.330% due 5/15/22...         273,569
     648,592 FHLMC, Series 2582, Class FG, 2.370% due 4/15/32...         649,055

                      See Notes to Financial Statements.

          5 SB Adjustable Rate Income Fund  | 2003 Semi-Annual Report

Schedule of Investments
(unaudited) (continued)

----------------------------------------------------------------------------------

    Face
   Amount                          Security                             Value
----------------------------------------------------------------------------------

Federal Home Loan Mortgage Corporation (FHLMC) -- 8.5% (continued)
              FHLMC Six Month LIBOR:
$    489,123   3.522% due 10/1/26................................. $       492,349
     303,907   3.508% due 7/1/27..................................         317,601
   6,963,125  FHLMC One Year LIBOR, 5.049% due 5/1/33.............       7,106,312
              FHLMC One Year CMT ARM:
     890,350   3.681% due 12/1/23.................................         917,960
     500,534   5.377% due 2/1/24..................................         517,004
   4,684,015   3.618% due 4/1/26..................................       4,789,312
   3,097,665   3.509% due 11/1/26.................................       3,175,500
   4,383,102   3.690% due 6/1/29..................................       4,518,678
   2,741,416   5.132% due 3/1/31..................................       2,866,085
   1,295,562   6.909% due 5/1/31..................................       1,315,294
  20,620,233   4.857% due 3/1/33..................................      20,919,798
  18,000,000   3.648% due 12/1/33.................................      18,172,980
   1,579,397  FHLMC Three Year CMT ARM, 5.598% due 12/1/30........       1,606,417
              FHLMC Five Year CMT ARM:
   1,190,291   7.759% due 8/1/25..................................       1,242,506
     577,027   6.469% due 12/1/30.................................         582,892
              FHLMC 3/1 Hybrid ARM:
   3,543,059   3.743% due 7/1/29..................................       3,656,187
     272,442   3.934% due 8/1/29..................................         280,283
   9,533,693   4.298% due 8/1/32..................................       9,763,261
   9,215,907   4.630% due 8/1/32..................................       9,460,546
   7,350,001   3.417% due 10/1/33.................................       7,408,845
              FHLMC 5/1 Hybrid ARM:
   1,935,266   3.664% due 12/1/26.................................       1,991,252
   8,005,871   6.032% due 7/1/29..................................       8,117,780
   1,577,916   6.010% due 7/1/29..................................       1,597,484
   2,376,251   5.677% due 11/1/31.................................       2,436,733
   2,683,198   5.844% due 3/1/32..................................       2,740,300
   4,830,998   3.967% due 7/1/33..................................       4,791,403
   2,917,466   5.514% due 8/1/34..................................       2,982,866
              FHLMC 7/1 Hybrid ARM:
   7,887,560   6.298% due 8/1/31..................................       8,091,755
   8,485,916   6.056% due 5/1/32..................................       8,639,206
  11,066,926   5.758% due 7/1/32..................................      11,227,621
   2,010,933  FHLMC Strip, Series 19, Class F, 2.391% due 6/1/28..       1,990,754
   2,890,000  FHLMC Structured Pass-Through Securities, Series
               H008, Class A3, 2.290% due 6/15/07.................       2,845,934
                                                                   ---------------
              Total Federal Home Loan Mortgage Corporation (Cost
              -- $158,132,341)....................................     157,485,522
                                                                   ---------------

Federal National Mortgage Association (FNMA) -- 25.3%
   5,705,284  FNMA 11th District COFI, 5.666% due 2/1/31..........       5,814,088
              FNMA Grantor Trust:
   1,856,943   Series 2000-T6, Class A3, 5.453% due 1/25/28.......       1,938,650
     755,458   Series 2001-T1, Class A2, 5.199% due 10/25/40......         759,931
  11,893,289   Series 2002-T18, Class A5, 4.661% due 5/25/42......      12,409,910
  13,181,608   Series 2002-T19, Class A4, 4.657% due 3/25/42......      13,640,370
  12,522,865  FNMA Trust, Series 2003-W6, Class 6A, 4.972% due
               8/25/42............................................      12,961,967
     640,755  FNMA, Series 1992-156, Class F, 3.310% due 7/25/07..         643,411

                      See Notes to Financial Statements.

          6 SB Adjustable Rate Income Fund  | 2003 Semi-Annual Report

Schedule of Investments
(unaudited) (continued)

--------------------------------------------------------------------------------

    Face
   Amount                         Security                            Value
--------------------------------------------------------------------------------

Federal National Mortgage Association (FNMA) -- 25.3% (continued)
             FNMA Six Month CD ARM:
$  1,491,461  2.425% due 12/1/20................................ $     1,502,400
     122,673  2.627% due 6/1/24.................................         124,925
   1,459,677  3.296% due 7/1/24.................................       1,505,467
     869,145  2.931% due 9/1/24.................................         887,833
   3,211,942  3.289% due 9/1/24.................................       3,290,121
             FNMA Six Month LIBOR:
   1,420,760  6.377% due 11/1/31................................       1,491,725
   7,363,463  5.205% due 10/1/32................................       7,562,924
  21,469,179  4.812% due 1/1/33.................................      21,944,719
  13,494,980  5.096% due 1/1/33.................................      13,695,206
  19,025,622  4.747% due 2/1/33.................................      19,465,206
  18,940,249  4.926% due 2/1/33.................................      19,321,811
  17,981,018  4.530% due 4/1/33.................................      18,282,319
   8,901,222  4.639% due 4/1/33.................................       9,076,182
   5,095,949  4.719% due 4/1/33.................................       5,207,701
  14,547,706  4.575% due 5/1/33.................................      14,799,874
   8,672,166  4.472% due 6/1/33.................................       8,814,559
             FNMA One Year LIBOR:
   4,745,959  4.931% due 8/1/32.................................       4,845,806
   4,737,164  4.996% due 11/1/32................................       4,845,645
   7,390,787  4.124% due 1/1/33.................................       7,539,025
   7,359,640  4.781% due 3/1/33.................................       7,546,761
  14,543,900  4.514% due 6/1/33.................................      14,693,018
   7,276,369  3.129% due 8/1/33.................................       7,257,846
             FNMA One Year CMT ARM:
     928,630  3.424% due 8/1/15.................................         945,537
   1,082,903  3.710% due 11/1/18................................       1,115,000
     659,546  3.082% due 4/1/20.................................         674,046
     834,568  3.399% due 4/1/20.................................         858,105
     622,992  3.376% due 7/1/21.................................         640,573
     302,691  3.656% due 8/1/22.................................         311,773
     499,665  3.287% due 3/1/23.................................         497,437
     387,126  3.760% due 7/1/23.................................         397,641
     777,446  2.899% due 8/1/23.................................         789,737
   1,112,041  3.703% due 2/1/24.................................       1,143,696
     357,157  5.128% due 6/1/25.................................         365,886
     335,026  3.603% due 12/1/25................................         345,674
     669,332  3.612% due 1/1/26.................................         693,138
     647,276  3.554% due 1/1/27.................................         671,927
   4,595,985  3.655% due 7/1/27.................................       4,729,716
     793,206  5.181% due 8/1/27.................................         799,887
   4,421,657  3.921% due 1/1/28.................................       4,537,557
     107,828  3.772% due 2/1/28.................................         111,085
     618,808  3.578% due 3/1/28.................................         639,173
   3,556,609  3.358% due 5/1/28.................................       3,640,097
   4,058,447  5.283% due 2/1/29.................................       4,136,762
   2,756,548  6.066% due 2/1/29.................................       2,861,606
   2,151,637  6.857% due 8/1/29.................................       2,217,595
     744,248  6.288% due 9/1/29.................................         755,579
   3,935,543  3.388% due 11/1/29................................       4,059,930
   1,054,605  6.692% due 1/1/30.................................       1,031,191
   1,454,026  6.499% due 5/1/30.................................       1,503,300
   6,183,700  3.778% due 9/1/30.................................       6,400,056

                      See Notes to Financial Statements.

          7 SB Adjustable Rate Income Fund  | 2003 Semi-Annual Report

Schedule of Investments
(unaudited) (continued)

--------------------------------------------------------------------------------

    Face
   Amount                         Security                            Value
--------------------------------------------------------------------------------

Federal National Mortgage Association (FNMA) -- 25.3% (continued)
$  3,881,798  6.246% due 9/1/30................................. $     3,976,175
   5,690,754  3.802% due 12/1/30................................       5,877,414
   1,017,762  5.056% due 1/1/31.................................       1,061,825
   2,390,587  6.683% due 2/1/31.................................       2,429,872
   2,426,018  4.482% due 3/1/31.................................       2,510,810
     883,221  6.163% due 4/1/31.................................         908,187
   1,620,775  6.889% due 4/1/31.................................       1,607,190
   4,289,592  4.634% due 7/1/31.................................       4,406,762
   6,199,898  6.136% due 9/1/31.................................       6,281,672
   1,314,066  6.398% due 9/1/31.................................       1,356,940
   6,759,082  6.315% due 10/1/31................................       6,957,463
   1,552,360  5.449% due 3/1/32.................................       1,582,847
   4,667,425  5.426% due 5/1/32.................................       4,764,739
   4,096,656  5.424% due 6/1/32.................................       4,168,088
  10,040,335  5.692% due 6/1/32.................................      10,269,091
   2,912,243  5.863% due 6/1/32.................................       2,985,868
   4,355,144  5.721% due 7/1/32.................................       4,457,853
   7,750,134  6.051% due 7/1/32.................................       7,984,052
   6,852,873  4.813% due 9/1/32.................................       6,988,633
   8,542,302  5.649% due 9/1/32.................................       8,734,728
   6,113,659  4.762% due 11/1/32................................       6,227,452
   3,069,572  4.870% due 11/1/32................................       3,163,137
  17,514,205  4.789% due 12/1/32................................      17,938,494
  12,902,427  3.880% due 1/1/33.................................      13,170,204
   3,604,269  4.593% due 1/1/33.................................       3,674,817
  10,533,983  4.709% due 4/1/33.................................      10,649,453
   8,093,948  4.071% due 5/1/33.................................       8,145,285
   4,823,029  4.247% due 7/1/33.................................       4,826,199
   9,181,381  3.712% due 9/1/37.................................       9,399,136
   2,575,384  6.770% due 12/1/40................................       2,658,446
             FNMA Three Year CMT ARM:
     617,235  7.144% due 9/1/21.................................         637,451
   6,749,378  6.408% due 6/1/30.................................       6,872,267
   3,639,591 FNMA Five Year CMT ARM, 6.969% due 5/1/30..........       3,677,804
                                                                 ---------------
             Total Federal National Mortgage Association
             (Cost -- $472,456,821).............................     469,093,458
                                                                 ---------------

Government National Mortgage Association (GNMA) -- 3.9%
             GNMA II One Year CMT ARM:
     613,711  4.375% due 2/20/16................................         624,301
     752,524  4.375% due 6/20/17................................         767,952
   1,679,802  4.750% due 9/20/20................................       1,715,117
   1,141,564  4.375% due 3/20/21................................       1,161,239
   3,750,786  4.375% due 6/20/22................................       3,832,006
   1,018,787  4.750% due 8/20/22................................       1,040,412
   2,705,123  5.625% due 10/20/22...............................       2,784,892
   1,295,599  5.625% due 11/20/22...............................       1,333,821
     575,096  5.625% due 12/20/22...............................         592,069
     973,886  4.375% due 5/20/23................................         995,123
     800,055  4.375% due 1/20/24................................         815,171
   1,684,386  4.375% due 3/20/24................................       1,711,010
   2,146,864  4.750% due 9/20/27................................       2,186,017

                      See Notes to Financial Statements.

          8 SB Adjustable Rate Income Fund  | 2003 Semi-Annual Report

Schedule of Investments
(unaudited) (continued)

------------------------------------------------------------------------------------

    Face
   Amount                            Security                             Value
------------------------------------------------------------------------------------

Government National Mortgage Association (GNMA) -- 3.9% (continued)
$  2,256,022     5.625% due 10/20/27................................ $     2,324,071
   4,823,234     3.500% due 4/20/32.................................       4,826,608
   2,980,027     3.500% due 5/20/32.................................       2,982,102
  29,372,102     4.000% due 7/20/32.................................      30,163,656
  10,706,827     4.000% due 8/20/32.................................      10,995,477
   1,816,415     3.500% due 9/20/32.................................       1,820,708
                                                                     ---------------
                Total Government National Mortgage Association
                (Cost -- $72,490,828)...............................      72,671,752
                                                                     ---------------
                TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
                (Cost -- $718,079,990)..............................     714,250,177
                                                                     ---------------

PAC IOs -- 0.1%
  15,508,330    First Union-Lehman Brothers Commercial Mortgage
                 Trust, Series 1997-C1, Class IO, yield to
                 maturity 10.461% due 4/18/29.......................         618,488
   6,269,095    JP Morgan Commercial Mortgage Finance Corp.,
                 Series 1997-C5, Class X, yield to maturity
                 6.966% due 9/15/29 (a).............................         320,116
  23,501,529    LB Commercial Conduit Mortgage Trust, Series
                 1998-C4, Class X, yield to maturity 5.571% due
                 10/15/35...........................................         637,698
                                                                     ---------------
                TOTAL PAC IOs
                (Cost -- $1,683,267)................................       1,576,302
                                                                     ---------------
                TOTAL ADJUSTABLE-RATE SECURITIES
                (Cost -- $1,643,913,037)............................   1,638,751,662
                                                                     ---------------
FIXED-RATE SECURITIES -- 9.7%
ASSET-BACKED SECURITIES -- 4.0%
   5,000,000    Capital One Master Trust, Series 2000-2, Class A,
                 7.200% due 8/15/08.................................       5,388,080
   1,939,444    Chase Funding Mortgage Loan Asset-Backed
                 Certificates, Series 1999-3, Class IA4, 7.584%
                 due 4/25/27........................................       1,984,783
   6,750,000    EQCC Home Equity Loan Trust, Series 1999-3, Class
                 A4F, 7.371% due 6/25/28............................       7,168,692
   3,000,000    Fingerhut Master Trust, Series 2003-1, Class A,
                 2.720% due 9/15/10 (a).............................       2,999,414
  40,000,000    GMAC Home Equity Loan Trust, Series 2003-HE2,
                 Class A2, 3.140% due 6/25/25.......................      40,243,804
   3,050,994    Green Tree Financial Corp., Series 1996-8, Class
                 A6, 7.600% due 10/15/27............................       3,216,510
                Lehman ABS Manufactured Housing Contract, Sr. Sub.
                Asset-Backed Certificates, Series 2001-B:
   3,272,075     Class A1, 3.010% due 3/15/10.......................       3,284,586
   3,427,065     Class A2, 3.700% due 11/15/10......................       3,464,008
     272,653    Mellon Auto Grantor Trust, Series 2000-2, Class A,
                 6.390% due 7/15/07.................................         279,238
     276,652    PBG Equipment Trust, Series 1A, Class A, 6.270%
                 due 1/20/12 (a)....................................         288,700
   5,184,334    Vanderbilt Mortgage Finance, Series 1998-A, Class
                 1A4, 6.505% due 6/7/14.............................       5,333,211
                                                                     ---------------
                TOTAL ASSET-BACKED SECURITIES (Cost -- $73,445,412).      73,651,026
                                                                     ---------------
COLLATERALIZED MORTGAGE OBLIGATIONS -- 0.5%
      24,983    Prudential Home Mortgage Securities, Series
                 1994-3, Class A10, 6.500% due 2/25/24..............          24,985
                Residential Funding Mortgage Securities:
   8,350,548     Series 1993-S49, Class A8, 6.000% due 12/25/08.....       8,467,587
     608,084     Series 1994-S8, Class A6, 6.000% due 3/25/09.......         618,874
                                                                     ---------------
                TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost --
                $9,191,397).........................................       9,111,446
                                                                     ---------------

                      See Notes to Financial Statements.

          9 SB Adjustable Rate Income Fund  | 2003 Semi-Annual Report

Schedule of Investments
(unaudited) (continued)

-----------------------------------------------------------------------------------

    Face
   Amount                         Security                            Value
-----------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 5.2%

Federal Home Loan Mortgage Corporation (FHLMC) -- 1.9%
             FHLMC Gold Fifteen Year:
$      4,826  6.000% due 5/1/04................................. $         4,850
      47,718  6.000% due 5/1/08.................................          50,052
      50,302  6.000% due 6/1/08.................................          52,762
     709,322  6.000% due 9/1/08.................................         744,018
     926,035  6.000% due 10/1/08................................         971,331
      97,084  6.000% due 11/1/08................................         101,833
     373,523  6.000% due 1/1/09.................................         389,987
     776,969  6.000% due 3/1/09.................................         814,464
     832,303  5.500% due 4/1/09.................................         867,125
      67,608  6.000% due 4/1/09.................................          70,851
   1,111,535  6.000% due 5/1/09.................................       1,160,529
     127,237  6.000% due 7/1/09.................................         133,340
     232,367  6.000% due 3/1/11.................................         243,209
     361,228  6.000% due 5/1/11.................................         378,083
     421,927  6.000% due 6/1/11.................................         441,614
   1,617,838  5.500% due 5/1/12.................................       1,685,526
   2,175,503  6.500% due 9/1/14.................................       2,291,789
   2,168,220  6.000% due 10/1/15................................       2,268,165
   2,099,195  6.000% due 4/1/17.................................       2,191,134
     636,228  6.000% due 5/1/17.................................         664,113
   1,192,611  6.000% due 6/1/17.................................       1,244,879
      82,571 FHLMC Gold Thirty Year, 6.500% due 4/1/29..........          86,240
  18,282,757 FHLMC, Series 2525, Class AM, 4.500% due 4/15/32...      18,115,335
                                                                 ---------------
             Total Federal Home Loan Mortgage Corporation (Cost
             -- $34,571,322)....................................      34,971,229
                                                                 ---------------

Federal National Mortgage Association (FNMA) -- 3.2%
             FNMA Fifteen Year:
     607,811  6.500% due 7/1/08.................................         644,843
   1,039,970  5.500% due 1/1/09.................................       1,082,634
   1,965,785  6.000% due 1/1/09.................................       2,064,274
     684,051  5.500% due 2/1/09.................................         712,114
   3,122,440  6.000% due 11/1/09................................       3,278,879
   2,033,066  6.000% due 11/1/10................................       2,132,893
   1,930,259  6.000% due 12/1/10................................       2,026,968
   1,043,513  5.500% due 3/1/11.................................       1,082,798
   3,220,431  6.000% due 9/1/11.................................       3,374,435
   4,185,083  6.000% due 5/1/12.................................       4,394,762
   4,406,707  5.000% due 3/1/14.................................       4,472,551
   1,190,820  5.000% due 4/1/14.................................       1,208,613
   1,788,539  5.500% due 11/1/16................................       1,844,338
   1,787,955  5.500% due 12/1/16................................       1,843,737
   2,612,962 FNMA Grantor Trust, Series 2002-T6, Class A1,
              3.310% due 2/25/32................................       2,568,332
             FNMA REMIC Trust:
   4,647,160  Series 1993-251, Class PH, 6.500% due 7/25/23.....       4,799,392
     325,065  Series 2002-W9, Class A1B, 4.500% due 8/25/42.....         325,010
     909,874  Series 2002-W10, Class A1B, 4.500% due 8/25/42....         916,750
   7,000,000 FNMA Sub. Benchmark Notes, 5.500% due 5/2/06.......       7,467,523
       6,305 FNMA Ten Year, 6.000% due 1/1/04...................           6,335
   9,500,000 FNMA Trust, Series 2003-W6, Class 1A23, 2.900% due
              10/25/42..........................................       9,418,909
   4,224,694 FNMA Whole Loan, Series 2003-W14, Class 1A1,
              1.950% due 9/25/43................................       4,210,937
                                                                 ---------------
             Total Federal National Mortgage Association (Cost
             -- $58,763,403)....................................      59,877,027
                                                                 ---------------

                      See Notes to Financial Statements.

         10 SB Adjustable Rate Income Fund  | 2003 Semi-Annual Report

Schedule of Investments
(unaudited) (continued)

--------------------------------------------------------------------------------

    Face
   Amount                         Security                            Value
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 5.2% (continued)

Government National Mortgage Association (GNMA) -- 0.1%
             GNMA Fifteen Year:
$    952,507  6.500% due 8/15/08................................ $     1,012,935
     326,297  6.000% due 12/15/08...............................         343,916
                                                                 ---------------
             Total Government National Mortgage
             Association (Cost -- $1,283,166)...................       1,356,851
                                                                 ---------------
             TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost --
             $94,617,891).......................................      96,205,107
                                                                 ---------------
             TOTAL FIXED-RATE SECURITIES (Cost -- $177,254,700).     178,967,579
                                                                 ---------------
COMMERCIAL PAPER -- 1.9%
  15,346,000 Beethoven Funding Corp., 1.080% due 12/1/03........      15,346,000
  20,000,000 Victory Receivable Corp., 1.100% due 12/1/03.......      20,000,000
                                                                 ---------------
             TOTAL COMMERCIAL PAPER (Cost -- $35,346,000).......      35,346,000
                                                                 ---------------
             TOTAL INVESTMENTS -- 100.0% (Cost --
             $1,856,513,737*)................................... $ 1,853,065,241
                                                                 ===============

--------
(a) Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.
*  Aggregate cost for Federal income tax purposes is substantially the same.

   Abbreviations used in this schedule:

   ARM  -- Adjustable Rate Mortgage
   CD   -- Certificate of Deposit
   CMO  -- Collateralized Mortgage Obligation
   CMT  -- Constant Maturity Treasury Indexes
  LIBOR -- London Interbank Offered Rate
 PAC IO -- Planned Amortization Class -- Interest Only
  REMIC -- Real Estate Mortgage Investment Conduit
   SBA  -- Small Business Administration

                      See Notes to Financial Statements.

         11 SB Adjustable Rate Income Fund  | 2003 Semi-Annual Report

Statement of Assets and Liabilities
November 30, 2003 (unaudited)


ASSETS:
  Investments, at value (Cost -- $1,856,513,737)................................... $1,853,065,241
  Cash.............................................................................          1,016
  Principal payments receivable....................................................      5,541,925
  Interest receivable..............................................................      4,999,873
  Receivable for Fund shares sold..................................................      2,363,690
  Prepaid expenses.................................................................         58,405
                                                                                    --------------
  Total Assets.....................................................................  1,866,030,150
                                                                                    --------------
LIABILITIES:
  Payable for Fund shares reacquired...............................................      2,126,469
  Investment advisory fee payable..................................................        630,721
  Dividends payable................................................................        513,361
  Administration fee payable.......................................................        315,384
  Distribution plan fees payable...................................................        260,972
  Accrued expenses.................................................................        278,089
                                                                                    --------------
  Total Liabilities................................................................      4,124,996
                                                                                    --------------
Total Net Assets................................................................... $1,861,905,154
                                                                                    ==============
NET ASSETS:
  Par value of shares of beneficial interest....................................... $      192,964
  Capital paid in excess of par value..............................................  1,896,648,032
  Overdistributed net investment income............................................     (8,001,451)
  Accumulated net realized loss from investment transactions and futures contracts.    (23,485,895)
  Net unrealized depreciation of investments.......................................     (3,448,496)
                                                                                    --------------
Total Net Assets................................................................... $1,861,905,154
                                                                                    ==============
Shares Outstanding:
Smith Barney Class A...............................................................     80,462,817
                                                                                    ==============
Smith Barney Class B...............................................................      3,345,800
                                                                                    ==============
Smith Barney Class L...............................................................     99,886,049
                                                                                    ==============
Smith Barney Class Y...............................................................      7,902,668
                                                                                    ==============
Salomon Brothers Class 2...........................................................        532,219
                                                                                    ==============
Salomon Brothers Class A...........................................................        831,811
                                                                                    ==============
Salomon Brothers Class B...........................................................          2,882
                                                                                    ==============
Net Asset Value:
Smith Barney Class A (and redemption price)........................................          $9.67
                                                                                    ==============
Smith Barney Class B *.............................................................          $9.58
                                                                                    ==============
Smith Barney Class L (and redemption price)........................................          $9.63
                                                                                    ==============
Smith Barney Class Y (and redemption price)........................................          $9.67
                                                                                    ==============
Salomon Brothers Class 2 (and redemption price)....................................          $9.64
                                                                                    ==============
Salomon Brothers Class A (and redemption price)....................................          $9.68
                                                                                    ==============
Salomon Brothers Class B *.........................................................          $9.58
                                                                                    ==============
Maximum Public Offering Price Per Share:
Smith Barney Class A (net asset value plus 2.04% of net asset value per share).....          $9.87
                                                                                    ==============
Salomon Brothers Class A (net asset value plus 2.04% of net asset value per share).          $9.88
                                                                                    ==============

*Redemption price is NAV of Smith Barney Class B and Salomon Brothers Class B shares reduced by a maximum 5.00% contingent deferred sales charge, respectively, if shares are redeemed within one year from purchase payment (See Note 2).

                      See Notes to Financial Statements.

         12 SB Adjustable Rate Income Fund  | 2003 Semi-Annual Report

Statement of Operations
For the Six Months Ended November 30, 2003 (unaudited)

INVESTMENT INCOME:
  Interest............................................................. $ 26,741,155
                                                                        ------------
EXPENSES:
  Distribution plan fees (Note 7)......................................    5,645,082
  Investment advisory fee (Note 2).....................................    4,456,833
  Administration fee (Note 2)..........................................    2,228,364
  Shareholder servicing fees (Note 7)..................................      562,648
  Custody..............................................................       68,903
  Audit and legal......................................................       58,514
  Registration fees....................................................       55,611
  Shareholder communications (Note 7)..................................       40,575
  Trustees' fees.......................................................       11,170
  Other................................................................       10,218
                                                                        ------------
  Total Expenses.......................................................   13,137,918
                                                                        ------------
Net Investment Income..................................................   13,603,237
                                                                        ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND FUTURES CONTRACTS (NOTES 3 AND 5):
  Realized Loss From:
   Investment transactions.............................................     (964,540)
   Futures contracts...................................................   (1,243,410)
                                                                        ------------
  Net Realized Loss....................................................   (2,207,950)
                                                                        ------------
  Change in Net Unrealized Appreciation (Depreciation) of Investments:
   Beginning of period.................................................   13,550,443
   End of period.......................................................   (3,448,496)
                                                                        ------------
  Increase in Net Unrealized Depreciation..............................  (16,998,939)
                                                                        ------------
Net Loss on Investments and Futures Contracts..........................  (19,206,889)
                                                                        ------------
Decrease in Net Assets From Operations................................. $ (5,603,652)
                                                                        ============

                      See Notes to Financial Statements.

         13 SB Adjustable Rate Income Fund  | 2003 Semi-Annual Report

Statements of Changes in Net Assets
For the Six Months Ended November 30, 2003 (unaudited) and the Year Ended May 31, 2003


                                                                    November 30         May 31
---------------------------------------------------------------------------------------------------
OPERATIONS:
  Net investment income.......................................... $    13,603,237  $    31,333,761
  Net realized loss..............................................      (2,207,950)      (3,945,119)
  (Increase) decrease in net unrealized depreciation.............     (16,998,939)      11,627,311
                                                                  ---------------  ---------------
  Increase (Decrease) in Net Assets From Operations..............      (5,603,652)      39,015,953
                                                                  ---------------  ---------------
DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTE 6):
  Net investment income..........................................     (20,751,818)     (42,525,536)
  Capital........................................................              --         (925,278)
                                                                  ---------------  ---------------
  Decrease in Net Assets From Distributions to Shareholders......     (20,751,818)     (43,450,814)
                                                                  ---------------  ---------------
FUND SHARE TRANSACTIONS (NOTE 8):
  Net proceeds from sale of shares...............................     636,472,147    3,044,483,140
  Net asset value of shares issued for reinvestment of dividends.      16,023,650       34,904,312
  Cost of shares reacquired......................................  (1,257,989,082)  (1,454,880,636)
                                                                  ---------------  ---------------
  Increase (Decrease) in Net Assets From Fund Share Transactions.    (605,493,285)   1,624,506,816
                                                                  ---------------  ---------------
Increase (Decrease) in Net Assets................................    (631,848,755)   1,620,071,955
NET ASSETS:
  Beginning of period............................................   2,493,753,909      873,681,954
                                                                  ---------------  ---------------
  End of period*................................................. $ 1,861,905,154  $ 2,493,753,909
                                                                  ===============  ===============
* Includes overdistributed net investment income of:.............     $(8,001,451)       $(852,870)
                                                                  ===============  ===============






                      See Notes to Financial Statements.

         14 SB Adjustable Rate Income Fund  | 2003 Semi-Annual Report

Notes to Financial Statements
(unaudited)

1. Significant Accounting Policies

The SB Adjustable Rate Income Fund ("Fund"), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The financial highlights and other pertinent information for the SB Adjustable Rate Income Fund -- Smith Barney Classes of Shares are presented in a separate shareholder report.

The significant accounting policies followed by the Fund are: (a) security transactions are accounted for on trade date; (b) U.S. government agencies and obligations are valued at the quoted bid price in the over-the-counter market; corporate debt securities, mortgage-backed securities and asset-backed securities are valued on the basis of valuations provided by dealers in those instruments or by an independent pricing service approved by the Fund's Board of Trustees; (c) securities maturing within 60 days are valued at cost plus accreted discount, or minus amortized premium, which approximates value; (d) interest income, adjusted for accretion of original issue discount, is recorded on an accrual basis; (e) dividends and distributions to shareholders are recorded on the ex-dividend date; the Fund distributes dividends monthly and capital gains, if any, at least annually; (f ) gains or losses on the sale of securities are calculated by using the specific identification method; (g) class specific expenses are charged to each class; management fees and general fund expenses are allocated on the basis of relative net assets by class or on another reasonable basis; (h) the character of income and gains to be distributed is determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America; (i) the Fund intends to comply with the requirements of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes; and (j) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

2. Investment Advisory Agreement, Administration Agreement and Other
Transactions

Smith Barney Fund Management LLC ("SBFM"), an indirect wholly-owned subsidiary of Citigroup Inc. ("Citigroup"), acts as investment adviser to the Fund. The Fund pays SBFM an investment advisory fee calculated at the annual rate of 0.40% of the Fund's average daily net assets. This fee is calculated daily and paid monthly.

SBFM also acts as the Fund's administrator for which the Fund pays a fee calculated at an annual rate of 0.20% of the Fund's average daily net assets. This fee is calculated daily and paid monthly.

Citicorp Trust Bank, fsb. ("CTB"), another subsidiary of Citigroup, acts as the Fund's transfer agent with respect to its Smith Barney Classes of shares. PFPC Inc. ("PFPC") acts as the Fund's sub-transfer agent with respect to its Smith Barney Classes of shares, as well as the Fund's transfer agent with respect to its Salomon Brothers Classes of shares. CTB receives account fees and asset-based fees that vary according to the size and type of account. PFPC is responsible for shareholder recordkeeping and financial processing for all shareholder accounts and is paid by CTB. For the six months ended November 30, 2003, the Fund paid transfer agent fees of $499,324 to CTB.

         15 SB Adjustable Rate Income Fund  | 2003 Semi-Annual Report

Notes to Financial Statements
(unaudited) (continued)


Citigroup Global Markets Inc. ("CGM"), another indirect wholly-owned subsidiary of Citigroup, acts as the Fund's distributor.

There is a maximum initial sales charge of 2.00% for Smith Barney Class A and Salomon Brothers Class A shares. There is a contingent deferred sales charge ("CDSC") of 5.00% on Smith Barney Class B and Salomon Brothers Class B shares, which applies if redemption occurs within one year from the purchase payment of a previously held fund (held by the shareholder prior to exchange into this Fund) and declines thereafter by 1.00% per year until no CDSC is incurred. In addition, Smith Barney Class A and Salomon Brothers Class A shares have a 1.00% CDSC, which applies if redemption occurs within one year from purchase payment. This CDSC only applies to those purchases of Smith Barney Class A and Salomon Brothers Class A shares which, when combined with current holdings of Smith Barney Class A and Salomon Brothers Class A shares, equal or exceed $500,000 in the aggregate. These purchases do not incur an initial sales charge.

For the six months ended November 30, 2003, CGM received sales charges of approximately $62,000 and $1,000 on sales of the Fund's Smith Barney Class A and Salomon Brothers Class A shares, respectively.

Smith Barney Class L shares and Salomon Brothers Class 2 shares have been issued at net asset value without an initial sales charge or CDSC. However, if you acquire Smith Barney Class L shares by exchange from another fund whose Class L shares are subject to a deferred sales charge, you will be subject to a 1.00% deferred sales charge if you redeem such shares within one year from the date of purchase of the original shares. In addition, if you acquire Salomon Brothers Class 2 shares of the Fund by exchange from a Salomon Brothers fund whose Class 2 shares are subject to a deferred sales charge, you will be subject to a deferred sales charge if you redeem the Salomon Brothers Class 2 shares of the Fund within one year from the date of purchase of the originally acquired Class 2 shares.

In addition, for the six months ended November 30, 2003, CDSCs paid to CGM were approximately $82,000, $9,000 and $12,000 for the Fund's Smith Barney Class B, Smith Barney Class L and Salomon Brothers Class 2 shares, respectively.

All officers and one Trustee of the Fund are employees of Citigroup or its affiliates.

3. Investments

During the six months ended November 30, 2003, the aggregate cost of purchases and proceeds from sales of investments (including maturities of long-term investments, but excluding paydowns and short-term investments) were as follows:

      Purchases.............................................. $606,407,883
                                                              ============
      Sales.................................................. $522,079,285
                                                              ============

At November 30, 2003, aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially as follows:

      Gross unrealized appreciation.......................... $ 5,718,929
      Gross unrealized depreciation..........................  (9,167,425)
                                                              -----------
      Net unrealized depreciation............................ $(3,448,496)
                                                              ===========

         16 SB Adjustable Rate Income Fund  | 2003 Semi-Annual Report

Notes to Financial Statements
(unaudited) (continued)

4. Repurchase Agreements

The Fund purchases, and the custodian takes possession of , U.S. government securities from securities dealers subject to agreements to resell the securities to the sellers at a future date (generally, the next business day), at an agreed-upon higher repurchase price. The Fund requires continual maintenance of the market value (plus accrued interest) of the collateral in amounts equal to the repurchase price.

At November 30, 2003, the Fund did not have any repurchase agreements outstanding.

5. Futures Contracts

Securities or cash equal to the initial margin amount are either deposited with the broker or segregated by the custodian upon entering into the futures contract. Additional securities are also segregated up to the current market value of the futures contracts. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking-to-market" on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments are received or made and recognized as assets due from or liabilities due to broker, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of ) the closing transactions and the Fund's basis in the contract. The Fund enters into such contracts typically to hedge a portion of its portfolio. The Fund bears the market risk that arises from changes in the value of the financial instruments and securities indices.

At November 30, 2003, the Fund did not have any open futures contracts.

6. Distributions Paid to Shareholders by Class

                                           Six Months Ended      Year Ended
                                         November 30, 2003/(1)/ May 31, 2003
                                         ---------------------  ------------
Smith Barney Class A/(2)(3)/
Net investment income...................      $9,859,058        $20,677,881
Capital.................................              --            447,922
                                              ----------        -----------
Total...................................      $9,859,058        $21,125,803
                                              ==========        ===========
Smith Barney Class B/(2)/
Net investment income...................      $  284,455        $   733,037
Capital.................................              --             16,053
                                              ----------        -----------
Total...................................      $  284,455        $   749,090
                                              ==========        ===========
Smith Barney Class L/(2)(4)/
Net investment income...................      $9,446,722        $20,055,216
Capital.................................              --            437,675
                                              ----------        -----------
Total...................................      $9,446,722        $20,492,891
                                              ==========        ===========
Smith Barney Class Y/(2)/
Net investment income...................      $1,090,419        $ 1,057,789
Capital.................................              --             23,593
                                              ----------        -----------
Total...................................      $1,090,419        $ 1,081,382
                                              ==========        ===========

         17 SB Adjustable Rate Income Fund  | 2003 Semi-Annual Report

Notes to Financial Statements
(unaudited) (continued)

                                     Six Months Ended      Year Ended
                                   November 30, 2003/(1)/ May 31, 2003
                                   ---------------------  ------------
          Salomon Brothers Class 2
          Net investment income...        $37,887            $1,609
          Capital.................             --                35
                                          -------            ------
          Total...................        $37,887            $1,644
                                          =======            ======
          Salomon Brothers Class A
          Net investment income...        $33,138            $    4
          Capital.................             --                 0*
                                          -------            ------
          Total...................        $33,138            $    4
                                          =======            ======
          Salomon Brothers Class B
          Net investment income...        $   139                --
          Capital.................             --                --
                                          -------            ------
          Total...................        $   139                --
                                          =======            ======

--------
(1)For the Salomon Brothers Class B shares, transactions are for the period August 7, 2003 (inception date) to November 30, 2003.
(2)On April 4, 2003, Class A, B, L and Y shares were renamed as Smith Barney Class A, Smith Barney Class B, Smith Barney Class L and Smith Barney Class Y shares, respectively.
(3)On August 5, 2002, Class I shares were renamed as Class A shares.
(4)On August 5, 2002, Class A shares were renamed as Class L shares.
 * Amount represents less than $1.00.

7. Class Specific Expenses

Pursuant to a Rule 12b-1 Distribution Plan, the Fund pays a service fee with respect to Smith Barney Class A, Smith Barney Class B, Smith Barney Class L, Salomon Brothers Class 2, Salomon Brothers Class A and Salomon Brothers Class B shares, calculated at an annual rate of 0.25% of the average daily net assets of each respective class. The Fund also pays a distribution fee with respect to Smith Barney Class B, Smith Barney Class L, Salomon Brothers Class 2 and Salomon Brothers Class B shares calculated at an annual rate of 0.50% of the average daily net assets of each class, respectively. For the six months ended November 30, 2003, total Rule 12b-1 Distribution Plan fees incurred, which are accrued daily and paid monthly, were as follows:

                                                                         Salomon  Salomon  Salomon
                                  Smith Barney Smith Barney Smith Barney Brothers Brothers Brothers
                                    Class A      Class B      Class L    Class 2  Class A  Class B
                                  ------------ ------------ ------------ -------- -------- --------
Rule 12b-1 Distribution Plan Fees  $1,178,457    $129,980    $4,314,599  $17,852   $4,129    $65

For the six months ended November 30, 2003, total Shareholder Servicing fees were as follows:

                                                                               Salomon  Salomon  Salomon
                           Smith Barney Smith Barney Smith Barney Smith Barney Brothers Brothers Brothers
                             Class A      Class B      Class L      Class Y    Class 2  Class A  Class B
                           ------------ ------------ ------------ ------------ -------- -------- --------
Shareholder Servicing Fees   $320,615      $9,750      $230,800       $84        $495     $898      $6

For the six months ended November 30, 2003, total Shareholder Communication expenses were as follows:

                                                                                       Salomon  Salomon  Salomon
                                   Smith Barney Smith Barney Smith Barney Smith Barney Brothers Brothers Brothers
                                     Class A      Class B      Class L      Class Y    Class 2  Class A  Class B
                                   ------------ ------------ ------------ ------------ -------- -------- --------
Shareholder Communication Expenses    $5,780       $2,888      $30,162        $994       $500     $250      $1


         18 SB Adjustable Rate Income Fund  | 2003 Semi-Annual Report

Notes to Financial Statements
(unaudited) (continued)

8. Shares of Beneficial Interest

At November 30, 2003, the Fund had an unlimited amount of shares of beneficial interest authorized with a par value of $0.001 per share. The Fund has the ability to issue multiple classes of shares. Smith Barney Class B shares are available for purchase to certain investors in the Smith Barney 401(k) Program. In addition, Smith Barney Class B shares can be purchased through exchanges. Each share represents an identical interest in the Fund and has the same rights except that each class bears certain expenses specifically related to the distribution of its shares. Effective August 5, 2002, the Fund adopted the renaming of existing Class A shares as Class L shares and existing Class I shares were renamed as Class A shares. Effective April 4, 2003, the Fund adopted the renaming of existing Class A, B, L and Y shares as Smith Barney Class A, Smith Barney Class B, Smith Barney Class L and Smith Barney Class Y shares, respectively.

Transactions in shares of each class were as follows:

                                    Six Months Ended                Year Ended
                                 November 30, 2003/(1)/      May 31, 2003/(2)(3)(4)/
                               --------------------------  ---------------------------
                                  Shares        Amount        Shares        Amount
                               -----------  -------------  -----------  --------------
Smith Barney Class A/(5)(6)/
 Shares sold..................  28,044,946  $ 272,666,105  140,006,278  $1,371,402,791
 Shares issued on reinvestment     745,469      7,233,782    1,673,978      16,399,645
 Shares reacquired............ (59,690,828)  (579,748,292) (72,691,318)   (711,861,965)
                               -----------  -------------  -----------  --------------
 Net Increase (Decrease)...... (30,900,413) $(299,848,405)  68,988,938  $  675,940,471
                               ===========  =============  ===========  ==============
Smith Barney Class B/(6)/
 Shares sold..................   1,054,605  $  10,148,886    4,630,433  $   44,992,944
 Shares issued on reinvestment      23,762        228,398       62,929         611,088
 Shares reacquired............  (1,604,352)   (15,439,263)  (1,985,871)    (19,283,390)
                               -----------  -------------  -----------  --------------
 Net Increase (Decrease)......    (525,985) $  (5,061,979)   2,707,491  $   26,320,642
                               ===========  =============  ===========  ==============
Smith Barney Class L/(6)(7)/
 Shares sold..................  26,555,567  $ 257,284,472  154,208,613  $1,504,159,271
 Shares issued on reinvestment     775,354      7,491,120    1,723,038      16,806,585
 Shares reacquired............ (60,075,699)  (580,963,746) (69,110,809)   (673,997,166)
                               -----------  -------------  -----------  --------------
 Net Increase (Decrease)...... (32,744,778) $(316,188,154)  86,820,842  $  846,968,690
                               ===========  =============  ===========  ==============
Smith Barney Class Y/(6)/
 Shares sold..................   8,246,061  $  80,013,362   12,444,949  $  122,007,172
 Shares issued on reinvestment     103,681      1,005,634      110,855       1,085,379
 Shares reacquired............  (7,950,310)   (77,064,235)  (5,052,568)    (49,438,115)
                               -----------  -------------  -----------  --------------
 Net Increase.................     399,432  $   3,954,761    7,503,236  $   73,654,436
                               ===========  =============  ===========  ==============
Salomon Brothers Class 2
 Shares sold..................     835,050  $   8,094,851      197,020  $    1,918,969
 Shares issued on reinvestment       3,258         31,443          165           1,611
 Shares reacquired............    (472,473)    (4,572,365)     (30,801)       (300,000)
                               -----------  -------------  -----------  --------------
 Net Increase.................     365,835  $   3,553,929      166,384  $    1,620,580
                               ===========  =============  ===========  ==============

         19 SB Adjustable Rate Income Fund  | 2003 Semi-Annual Report

Notes to Financial Statements
(unaudited) (continued)

                                 Six Months Ended      Year Ended
                               November 30, 2003/(1)/ May 31, 2003/(2)(3)(4)/
                               ---------------------  -----------------------
                                Shares     Amount     Shares      Amount
                               -------   ----------   ------      ------
Salomon Brothers Class A
 Shares sold.................. 848,938   $8,236,917    204        $1,993
 Shares issued on reinvestment   3,418       33,134     --             4
 Shares reacquired............ (20,749)    (201,181)    --            --
                               -------   ----------    ---          ------
 Net Increase................. 831,607   $8,068,870    204        $1,997
                               =======   ==========    ===          ======
Salomon Brothers Class B
 Shares sold..................   2,867   $   27,554     --            --
 Shares issued on reinvestment      15          139     --            --
 Shares reacquired............      --           --     --            --
                               -------   ----------    ---          ------
 Net Increase.................   2,882   $   27,693     --            --
                               =======   ==========    ===          ======

--------
(1)For Salomon Brothers Class B shares, transactions are for the period August 7, 2003 (inception date) to November 30, 2003.
(2)For Smith Barney Class Y shares, transactions are for the period October 17, 2002 (inception date) to May 31, 2003.
(3)For Salomon Brothers Class 2 shares, transactions are for the period May 12, 2003 (inception date) to May 31, 2003.
(4)For Salomon Brothers Class A shares, transactions are for the period April 22, 2003 (inception date) to May 31, 2003.
(5)On August 5, 2002, Class I shares were renamed as Class A shares.
(6)On April 4, 2003, Class A, B, L and Y shares were renamed as Smith Barney Class A, Smith Barney Class B, Smith Barney Class L and Smith Barney Class Y shares, respectively.
(7)On August 5, 2002, Class A shares were renamed as Class L shares.

9. Additional Information

The Fund has received the following information from Citigroup Asset Management ("CAM"), the Citigroup business unit which includes the Fund's Investment Manager and other investment advisory companies, all of which are indirect, wholly-owned subsidiaries of Citigroup. CAM is reviewing its entry, through an affiliate, into the transfer agent business in the period 1997-1999. As CAM currently understands the facts, at the time CAM decided to enter the transfer agent business, CAM sub-contracted for a period of five years certain of the transfer agency services to a third party and also concluded a revenue guarantee agreement with this sub-contractor providing that the sub-contractor would guarantee certain benefits to CAM or its affiliates (the "Revenue Guarantee Agreement"). In connection with the subsequent purchase of the sub-contractor's business by an affiliate of the current sub-transfer agent (PFPC Inc.) used by CAM on many of the funds it manages, this Revenue Guarantee Agreement was amended, eliminating those benefits in exchange for arrangements that included a one-time payment from the sub-contractor.

The Boards of CAM-managed funds (the "Boards") were not informed of the Revenue Guarantee Agreement with the sub-contractor at the time the Boards considered and approved the transfer agent arrangements. Nor were the Boards informed of the subsequent amendment to the Revenue Guarantee Agreement when that occurred.

CAM has begun to take corrective actions. CAM will pay to the applicable funds $16 million (plus interest) that CAM and its affiliates received from the Revenue Guarantee Agreement and its amendment. CAM also plans an independent review to verify that the transfer agency fees charged by CAM were fairly priced as compared to competitive alternatives. CAM is instituting new procedures and making changes designed to ensure no similar arrangements are entered into in the future.

CAM has briefed the SEC, the New York State Attorney General and other regulators with respect to this matter, as well as the U.S. Attorney who is investigating the matter. CAM is cooperating with governmental authorities on this matter, the ultimate outcome of which is not yet determinable.

         20 SB Adjustable Rate Income Fund  | 2003 Semi-Annual Report

Financial Highlights

For the share of each class of beneficial interest outstanding throughout the period ended May 31, unless otherwise noted:

                                                       Salomon Brothers
                                                        Class 2 Shares
                                                     ---------------------
                                                     2003(1)(2) 2003(2)(3)
                                                     ---------- ----------
Net Asset Value, Beginning of Period................    $9.74      $9.74
                                                       ------     ------
Income (Loss) From Operations:
 Net investment income..............................     0.05       0.01
 Net realized and unrealized gain (loss)............    (0.07)      0.00*
                                                       ------     ------
Total Income (Loss) From Operations.................    (0.02)      0.01
                                                       ------     ------
Less Distributions From:
 Net investment income..............................    (0.08)     (0.01)
 Capital............................................       --      (0.00)*
                                                       ------     ------
Total Distributions.................................    (0.08)     (0.01)
                                                       ======     ======
Net Asset Value, End of Period......................    $9.64      $9.74
Total Return++......................................    (0.22)%     0.10%
Net Assets, End of Period (000s)....................   $5,128     $1,621
Ratios to Average Net Assets+:
 Expenses...........................................     1.41%      1.48%
 Net investment income..............................     1.00       1.53
Portfolio Turnover Rate.............................       24%        15%

                                                       Salomon Brothers
                                                        Class A Shares
                                                     ---------------------
                                                     2003(1)(2) 2003(2)(4)
                                                     ---------- ----------
Net Asset Value, Beginning of Period................    $9.79     $9.77
                                                       ------     -----
Income (Loss) From Operations:
 Net investment income..............................     0.07      0.02
 Net realized and unrealized gain (loss)............    (0.08)     0.02
                                                       ------     -----
Total Income (Loss) From Operations.................    (0.01)     0.04
                                                       ------     -----
Less Distributions From:
 Net investment income..............................    (0.10)    (0.02)
 Capital............................................       --     (0.00)*
                                                       ------     -----
Total Distributions.................................    (0.10)    (0.02)
                                                       ------     -----
Net Asset Value, End of Period......................    $9.68     $9.79
                                                       ======     =====
Total Return++......................................    (0.08)%    0.42%
Net Assets, End of Period (000s)....................   $8,056        $2
Ratios to Average Net Assets+:
 Expenses...........................................     0.92%     0.81%
 Net investment income..............................     1.49      1.72
Portfolio Turnover Rate.............................       24%       15%

--------
(1) For the six months ended November 30, 2003 (unaudited).
(2) Per share amounts have been calculated using the monthly average shares method.
(3) For the period May 12, 2003 (inception date) to May 31, 2003.
(4) For the period April 22, 2003 (inception date) to May 31, 2003.
++ Total return is not annualized, as it may not be representative of the total return for the year.
+   Annualized.

         21 SB Adjustable Rate Income Fund  | 2003 Semi-Annual Report


          Financial Highlights

Financial Highlights
(continued)


For the share of each class of beneficial interest outstanding throughout the period ended November 30, 2003:

                                                             Salomon Brothers
                                                              Class B Shares
                                                             ----------------
                                                                2003(1)(2)
                                                             ----------------
Net Asset Value, Beginning of Period........................      $9.61
                                                                  -----
Income (Loss) From Operations:
 Net investment income......................................       0.03
 Net realized and unrealized loss...........................      (0.01)
                                                                  -----
Total Income From Operations................................       0.02
                                                                  -----
Less Distributions From:
 Net investment income......................................      (0.05)
                                                                  -----
Total Distributions.........................................      (0.05)
                                                                  -----
Net Asset Value, End of Period..............................      $9.58
                                                                  =====
Total Return++..............................................       0.19%
Net Assets, End of Period (000s)............................        $28
Ratios to Average Net Assets+:
 Expenses...................................................       1.45%
 Net investment income......................................       1.06
Portfolio Turnover Rate.....................................         24%

--------
(1) For the period August 7, 2003 (inception date) to November 30, 2003 (unaudited).
(2) Per share amounts have been calculated using the monthly average shares method.
++ Total return is not annualized, as it may not be representative of the total return for the year.
+   Annualized.

         22 SB Adjustable Rate Income Fund  | 2003 Semi-Annual Report

SB Adjustable Rate Income Fund


Trustees

Allan J. Bloostein
Dwight B. Crane
Paolo M. Cucchi
Robert A. Frankel
R. Jay Gerken, CFA
    Chairman
Paul Hardin
William R. Hutchinson
George M. Pavia

Officers

R. Jay Gerken, CFA
    President and Chief Executive Officer
Andrew B. Shoup
    Senior Vice President and Chief Administrative Officer
Richard L. Peteka
    Chief Financial Officer and Treasurer
David A. Torchia
    Vice President and Investment Officer
Theresa M. Veres
    Vice President and Investment Officer
Kaprel Ozsolak
    Controller
Robert I. Frenkel
    Secretary and Chief Legal Officer

Investment Adviser and Administrator
    Smith Barney Fund Management LLC

Distributor
    Citigroup Global Markets Inc.

Custodian
    State Street Bank and Trust Company

Transfer Agent
    PFPC Inc.
    P.O. Box 9699
    Providence, Rhode Island
    02940-9699

This report is submitted for the general information of the shareholders of SB Adjustable Rate Income Fund, but it may also be used as sales literature when preceded or accompanied by the current Prospectus, which gives details about charges, expenses, investment objectives and operating policies of the Fund. If used as sales material after February 29, 2004, this report must be accompanied by performance information for the most recently completed calendar quarter.


A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by telephoning the fund (toll-free) at 1-800-446-1013 and by visiting the SEC's web site at www.sec.gov.

(C)2003 Citigroup Global Markets Inc.
Member NASD, SIPC

SB ADJUSTABLE RATE INCOME FUND
125 Broad Street
New York, New York 10004

WWW.SBAM.COM

FD02888 1/04
03-5881
[LOGO] SALOMON
       BROTHERS
       Asset Management

ITEM 2.   CODE OF ETHICS.

          Not applicable.

ITEM 3.   AUDIT COMMITTEE FINANCIAL EXPERT.

          Not applicable.


ITEM 4.   PRINCIPAL ACCOUNTANT FEES AND SERVICES.

          Not applicable.

ITEM 5.   AUDIT COMMITTEE OF LISTED REGISTRANTS.

          Not applicable.

ITEM 6.   [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

          Not applicable.

ITEM 8.   [RESERVED]

ITEM 9.   CONTROLS AND PROCEDURES.

          (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

          (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940
               Act) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant's internal control over financial reporting.

ITEM 10.  EXHIBITS.

          (a)  Not applicable.

          (b)  Attached hereto.

          Exhibit 99.CERT Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002

          Exhibit 99.906CERT Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

SB Adjustable Rate Income Fund

By:    /s/ R. Jay Gerken
       R. Jay Gerken
       Chief Executive Officer of
       SB Adjustable Rate Income Fund

Date:  January 30, 2004

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:    /s/ R. Jay Gerken
       R. Jay Gerken
       Chief Executive Officer of
       SB Adjustable Rate Income Fund

Date:  January 30, 2004

By:    /s/ Richard L. Peteka
       Richard L. Peteka
       Chief Financial Officer of
       SB Adjustable Rate Income Fund

Date:  January 30, 2004